As filed with the Securities and Exchange Commission
on February 7, 2003
Registration No. 333-74283; 811-09255

SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                          [ __ ]

Post-Effective Amendment No. 12                                                                                               [ X ]

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ __ ]

Amendment No. 14                                                                                                                     [ X ]

(Check appropriate box or boxes)

________________________

WELLS FARGO VARIABLE TRUST
(Exact Name of Registrant as specified in Charter)
525 Market Street
San Francisco, CA 94105

(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant's Telephone Number, including Area Code: (800) 643-9691
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)
With a copy to:
Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to Rule 485(b), or

[ __ ] on _________ pursuant to Rule 485(b)

[ X ] 60 days after filing pursuant to Rule 485(a)(1), or

[ __ ] on _________ pursuant to Rule 485(a)(1)

[ ] 75 days after filing pursuant to Rule 485(a)(2), or

[ __ ] on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[ __ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

            This Post-Effective Amendment No. 12 to the Registration Statement of Wells Fargo Variable Trust (the "Trust") is being filed to make certain material changes to the principal investment strategies and permitted investments of the Corporate Bond Fund (the "Fund") of the Trust. Except as otherwise provided in this filing, Parts A and B for the Fund are incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002 (accession # 0000898430-02-001706). This Post-Effective Amendment does not affect the Registration Statement of any of the Trust's other funds.

WELLS FARGO VARIABLE TRUST

Corporate Bond Fund

Amendment dated [April 8, 2003]
to the Combined Prospectus dated May 1, 2002, as supplemented May 13, 2002, and the Stand-Alone Prospectus dated May 1, 2002

This amendment contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Variable Trust affecting the Corporate Bond Fund (the "Fund"). At its February 4, 2003 regular meeting, the Board approved changes to the Fund's name, investment objective and certain of the Fund's non-fundamental investment policies, as well as changes to the Fund's portfolio management team. These changes will be effective May 1, 2003.

The resulting changes to the combined and stand-alone prospectuses for the Fund are described below:

1. References throughout the combined and stand-alone prospectuses to the "Corporate Bond Fund" are replaced with references to the "Montgomery Total Return Bond Fund," the new name for the Fund.

2. The investment objective of the Fund described in the "Variable Trust Funds Overview" section in the combined prospectus and the "Variable Trust Corporate Bond Fund Overview" section in the stand-alone prospectus is replaced with the following:

Seeks total return consisting of income and capital appreciation.

3. The principal strategies of the Fund described in the "Variable Trust Funds Overview" section in the combined prospectus and the "Variable Trust Corporate Bond Fund Overview" section in the stand-alone prospectus are replaced with the following:

We invest principally in investment-grade debt securities, which include U.S. Government obligations, corporate bonds, asset-backed securities and money market instruments. Under normal circumstances, we expect to maintain an overall effective duration range between 4 and 5-1/2 years.

4. The "Specific Risks" sub-section for the Fund described in the "Summary of Important Risks" section in the combined prospectus is replaced with the following:

The Fund is primarily subject to the "Debt Securities" risks described under "Common Risks for the Funds" on page 6. The Fund may invest in foreign obligations which may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards. The Fund also may invest in mortgage- and other asset-backed securities which may not be guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

5. The "Fund Specific Risks" sub-section of the "Summary of Important Risks" section in the Fund's stand-alone prospectus is replaced with the following:

The Fund may invest in foreign obligations which may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards. The Fund also may invest in mortgage- and other asset-backed securities which may not be guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

6. The Fund's individual description is replaced with the following:

Portfolio Managers: William Stevens; Marie Chandoha

Investment Objective
The Montgomery Total Return Bond Fund seeks total return consisting of income and capital appreciation.

Investment Strategies
We invest in a broad range of investment-grade debt securities, including U.S. Government obligations, corporate bonds, asset-backed securities and money market instruments. We invest in debt securities that we believe offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds that we believe are comparable to investment-grade debt securities. Under normal circumstances, we expect to maintain an overall effective duration of between 4 and 5-1/2 years.

Permitted Investments
Under normal circumstances, we invest:

            -    at least 80% of the Fund's assets in bonds;
            -    at least 80% of total assets in investment-grade debt securities;
            -    up to 25% of total assets in asset-backed securities; and
            -    up to 20% of total assets in dollar-denominated obligations of foreign issuers.

Important Risk Factors
The Fund is primarily subject to the "Debt Securities" risks described in the "Summary of Important Risks" section on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards. Mortgage- and other asset backed securities may not be guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are also subject to risk of default on the underlying assets, particularly during periods of economic downturn.

You should consider these risks along with the "Additional Strategies and General Investment Risks" section. These considerations are all important to your investment choice.

7. The "Additional Strategies and General Investment Risks" section in the combined and the stand-alone prospectuses is supplemented by removing the last bullet point relating to the risks associated with the Fund's investment in below investment-grade debt securities.

8. The "Investment Practice/Risk" grid in the "Additional Strategies and General Investment Risks" section in the combined and stand-alone prospectuses is supplemented by removing "High Yield Securities", "Loan Participations" and "Stripped Obligations" investment practices and adding, in the combined prospectus, a bullet point for "Options." The "Investment Practice/Risk" grid in the "Additional Strategies and General Investment Risks" section in the stand-alone prospectus is further supplemented by adding the following language:

Investment Practice                                                                                     Principal Risk(s)
Options                                                                                                         Credit and Liquidity Risk
The right or obligation to receive or deliver
a security or cash payment depending on the
security's price or the performance of an index
or benchmark. Types of options used may include:
options on securities, options on a stock index, stock
index futures and options on stock index futures to
protect liquidity and portfolio value.

9. The "Portfolio Manager(s)" section in the combined and stand-alone prospectuses is supplemented by removing the biography of Daniel J. Kokoszka, CFA and replacing it with the following:

Marie Chandoha
Montgomery Total Return Bond Fund since 2003
Ms. Chandoha joined WCM in 2002 as a portfolio manager. Ms. Chandoha began her investment career in 1983. Prior to joining WCM, Ms. Chandoha was a portfolio manager and co-head of the Fixed Income Fund Group at Montgomery Asset Management since joining the firm in 1999. From 1996 to 1999, she was chief bond strategist at Goldman Sachs, where she advised institutional clients on optimal asset allocation strategies in the U.S. bond market. From 1994 to 1996, she was managing director of global fixed-income and economics research at Credit Suisse First Boston, where she managed the global bond and economics research department. Ms. Chandoha is a Phi Beta Kappa graduate of Harvard University, with a B.A. degree in Economics.

William Stevens
Montgomery Total Return Bond Fund since 2003
Mr. Stevens joined WCM in 2002 as a portfolio manager. Mr. Stevens began his investment career in 1984. Prior to joining WCM, Mr. Stevens directed Montgomery Asset Management's Fixed-Income team since joining that firm in 1992. Mr. Stevens also served as Montgomery's president and chief investment officer. Prior to Montgomery, he was responsible for starting the collateralized mortgage obligation and asset-backed securities trading department at Barclays de Zoete Wedd Securities. Previously, he headed the structured product department at Drexel Burnham Lambert, which included both origination and trading. Mr. Stevens has a M.B.A. from the Harvard Business School and he is a Phi Beta Kappa graduate of Wesleyan University, where he received a B.A. degree in Economics.

10. The "Glossary" section is supplemented in both the combined and stand-alone prospectuses by adding the following term:

Mortgage-Backed Securities
 Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower's real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by borrowers, the investors receive payments of interest and principal.

WELLS FARGO VARIABLE TRUST
File Nos. 333-74283; 811-09255

PART C
OTHER INFORMATION

Item 23. Exhibits.

Exhibit
Number                                                             Description

(a)	-	Amended and Restated Declaration of Trust, filed herewith.
(b)	-	Not Applicable.
(c)	-	Not Applicable.
(d)(1)(i)	-	Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 8, filed May 1, 2001; Schedule A thereto, filed herewith.
(ii)	-	Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 8, filed May 1, 2001; Schedule A thereto, filed herewith.
(2)(i)	-	Not Applicable.
(ii)	-	Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective No. 11, filed May 1, 2002; Appendix A thereto, filed herewith.
(iii)	-	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002; Appendix A thereto, filed herewith.
(iv)	-	Not Applicable.
(e)	-	Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 5, filed September 20, 1999; Appendix A thereto, filed herewith.
(f)	-	Not Applicable.
(g)(1)	-	Not Applicable.
(2)	-	Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002; Appendix A thereto, filed herewith.
(i)	-	Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002; Exhibit A thereto, filed herewith.
(ii)	-	Not Applicable.
(h)(1)	-	Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002; Appendix A thereto, filed herewith.
(2)	-	Fund Accounting Agreement with Forum Accounting Services, LLC, incorporated by reference to Post-Effective Amendment No. 5, filed September 20, 1999.
(i)	-	Accounting Services Agreement with PFPC Inc., filed herewith.
(3)	-	Not Applicable. (Interim Agreement superseded by Item 23 (h)(2).)
(4)	-	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 5, filed September 20, 1999; Schedule A thereto, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(5)(i)	-	Participation Agreement by and among Wells Fargo Variable Trust, Fortis Benefits Insurance Company and Stephens Inc., incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(ii)	-	Participation Agreement by and among Wells Fargo Variable Trust, Hartford Life and Annuity Insurance Company and Stephens Inc. and Amendment No. 1 and No. 2 thereto, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(iii)	-	Participation Agreement by and among Wells Fargo Variable Trust, American Skandia Life Assurance Company and Stephens Inc., incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(iv)	-	Participation Agreement by and among Wells Fargo Variable Trust, Allstate Life Insurance Company of New York and Stephens Inc., incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(v)	-	Participation Agreement by and among Wells Fargo Variable Trust, American Enterprise Life Insurance Company and Stephens Inc., incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(vi)	-	Participation Agreement by and among Wells Fargo Variable Trust, IDS Life Insurance Company and Stephens Inc., and Amendment thereto, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(vii)	-	Participation Agreement by and among Wells Fargo Variable Trust, IDS Life Insurance Company of New York and Stephens Inc., incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(viii)	-	Participation Agreement by and among Wells Fargo Variable Trust, The Lincoln National Life Insurance Company and Stephens, Inc., incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002; Amendment to Exhibit A thereto, filed herewith.
(ix)	-	Participation Agreement by and among Wells Fargo Variable Trust, Principal Life Insurance Company and Stephens Inc., filed herewith.
(i)	-	Legal Opinion, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(j)(A)	-	Not Applicable.
(j)(1)	-	Power of Attorney, Robert C. Brown, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(2)	-	Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(3)	-	Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(4)	-	Not Applicable.
(5)	-	Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(6)	-	Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(7)	-	Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(8)	-	Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(9)	-	Power of Attorney, Michael J. Hogan, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(10)	-	Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(k)	-	Not Applicable.
(l)	-	Not Applicable.
(m)	-	Rule 12b-1 Distribution Plan, incorporated by reference to Post-Effective Amendment No. 5, filed September 20, 1999; Appendix A thereto, filed herewith. See Exhibit (e) above for related Distribution Agreement.
(n)	-	Not Applicable.
(o)	-	Not Applicable.
(p)(1)	-	Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 8, filed May 1, 2001.
(2)	-	Wells Fargo Funds Management, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 8, filed May 1, 2001.
(3)	-	Not Applicable.
(4)	-	Not Applicable.
(5)	-	Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.
(6)	-	Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002.

Item 24.     Persons Controlled by or Under
                 Common Control with the Fund.

            Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.     Indemnification.

            Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its Funds.

Item 26.     Business and Other Connections
                  of Investment Adviser.

            (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

            To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

            (b) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to the Asset Allocation, Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Money Market and Small Cap Growth Funds. The descriptions of Wells Capital Management in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors and officers of Wells Capital Management is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (c) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Large Company Growth Fund. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.     Principal Underwriters.

            (a) Stephens Inc. ("Stephens"), distributor for the Registrant also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Barclays Master Investment Portfolio, Nations Master Investment Trust and Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

            (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

            (c) Not Applicable.

Item 28.     Location of Accounts and Records.

            (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, San Francisco, California 94105.

            (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

            (c) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as former sub-adviser and former custodian, respectively, for the Asset Allocation Fund (through April 12, 2002) at 45 Fremont Street, San Francisco, California 94105.

            (d) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

            (e) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

            (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

            (g) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55402.

            (h) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

Item 29.     Management Services.

            Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings. Not Applicable.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 7th day of February, 2003.

WELLS FARGO VARIABLE TRUST

By: /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
Assistant Secretary

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                                     Title                                                                                                         Date

                           *                                                         Trustee
Robert C. Brown

                           *                                                         Trustee
Thomas S. Goho

                           *                                                         Trustee
Peter G. Gordon

                           *                                                         Trustee
Richard M. Leach

                           *                                                         Trustee
J. Tucker Morse

                           *                                                         Trustee
Timothy J. Penny

                           *                                                         Trustee
Donald C. Willeke

                           *                                                         President
Michael J. Hogan                                                       (Principal Executive Officer)

                           *                                                         Treasurer
Karla M. Rabusch                                                      (Principal Financial and Accounting Officer)

                                                                                                                                                                                           2/07/2003

*By:  /s/ Christopher R. Bellonzi
          Christopher R. Bellonzi
         As Attorney-in-Fact
         February 7, 2003

WELLS FARGO VARIABLE TRUST

FILE NOS. 333-74283; 811-09255

EXHIBIT INDEX

Exhibit Number	Description

EX-99.B(a)	Amended and Restated Declaration of Trust
EX-99.B(d)(1)(i)	Schedule A to the Investment Advisory Agreement with Wells Fargo Funds Management, LLC
EX-99.B(d)(1)(ii)	Schedule A to the Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, LLC
EX-99.B(d)(2)(ii)	Appendix A to the Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc.
EX-99.B(d)(2)(iii)	Appendix A to the Investment Sub-Advisory Agreement with Wells Capital Management Incorporated
EX-99.B(e)	Appendix A to the Distribution Agreement
EX-99.B(g)(2)	Appendix A to the Custody Agreement with Wells Fargo Bank Minnesota, N.A.
EX-99.B(g)(2)(i)	Exhibit A to the Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota, N.A.
EX-99.B(h)(1)	Appendix A to the Administration Agreement with Wells Fargo Funds Management, LLC
EX-99.B(h)(2)(i)	Accounting Services Agreement with PFPC Inc.
EX-99.B(h)(5)(viii)	Amendment to Exhibit A to the Participation Agreement by and Among Wells Fargo Variable Trust, The Lincoln National Life Insurance Company and Stephens Inc.
EX-99.B(h)(5)(ix)	Participation Agreement by and Among Wells Fargo Variable Trust, Principal Life Insurance Company and Stephens Inc.
EX-99.B(m)	Appendix A to the Rule 12b-1 Distribution Plan

EX-99.B(a)

WELLS FARGO VARIABLE TRUST

AMENDED AND RESTATED
DECLARATION OF TRUST

DATED
NOVEMBER 5, 2002

DECLARATION OF TRUST
OF
WELLS FARGO VARIABLE TRUST

TABLE OF CONTENTS

                                                                                                                                  Page

ARTICLE I DEFINITIONS                                                                                         1
ARTICLE II THE TRUSTEES                                                                                     2
    Section 1. Management of the Trust                                                                           2
    Section 2. Initial Trustees; Election and Number of Trustees                                       2
    Section 3. Term of Office of Trustees                                                                         3
    Section 4. Age Limitation of Trustees                                                                         3
    Section 5. Vacancies; Appointment of Trustees                                                          3
    Section 6. Temporary Vacancies or Absence                                                             4
    Section 7. Chairman; Lead Trustee                                                                            4
    Section 8. Action by Trustees                                                                                    4
    Section 9. Meetings of the Trustees; Required Notice                                                 4
    Section 10. Committees                                                                                             5
    Section 11. Audit Committee                                                                                     5
    Section 12. Nominating Committee                                                                            6
    Section 13. Ownership of Trust Property                                                                   6
    Section 14. Effect of Trustees Not Serving                                                                 6
    Section 15. Trustees as Shareholders                                                                         6
    Section 16. Compensation of Trustees                                                                       6
ARTICLE III POWERS OF THE TRUSTEES                                                             7
    Section 1. Powers                                                                                                     7
    Section 2. Certain Transactions                                                                                10
ARTICLE IV SERIES; CLASSES; SHARES                                                             10
    Section 1. Establishment of Series or Class                                                               10
    Section 2. Shares                                                                                                     10
    Section 3. Investment in the Trust                                                                              11
    Section 4. Assets and Liabilities of Series.                                                                 11
    Section 5. Ownership and Transfer of Shares                                                            12
    Section 6. Status of Shares; Limitation of Shareholder Liability                                   12
ARTICLE V DISTRIBUTIONS AND REDEMPTIONS                                             13
    Section 1. Distributions                                                                                              13
    Section 2. Redemptions                                                                                             13
    Section 3. Determination of Net Asset Value                                                              13
    Section 4. Suspension of Right of Redemption                                                            14
ARTICLE VI SHAREHOLDERS' VOTING POWERS AND MEETINGS                 14
    Section 1. Voting Powers                                                                                          14
    Section 2. Meetings of Shareholders                                                                          15
    Section 3. Quorum; Required Vote                                                                            15
    Section 4. Inspectors of Election                                                                                15
ARTICLE VII CONTRACTS WITH SERVICE PROVIDERS                                    16
    Section 1. Investment Adviser                                                                                    16
    Section 2. Principal Underwriter                                                                                 16
    Section 3. Transfer Agency, Accounting, Administration, and Other Services               16
    Section 4. Custodian                                                                                                   16
    Section 5. Parties to Contracts with Service Providers                                                 17
ARTICLE VIII EXPENSES OF THE TRUST AND SERIES                                        17
ARTICLE IX LIMITATION OF LIABILITY AND INDEMNIFICATION                  18
    Section 1. Limitation of Liability                                                                                   18
    Section 2. Mandatory Indemnification                                                                          18
    Section 3. Indemnification of Shareholders                                                                    20
    Section 4. Contractual Modification of Duties                                                                20
ARTICLE X OFFICERS                                                                                                 20
    Section 1. General                                                                                                        20
    Section 2. Election, Tenure and Qualifications of Officers                                               20
    Section 3. Vacancies and Newly Created Offices                                                          20
    Section 4. Removal and Resignation                                                                              21
    Section 5. President                                                                                                      21
    Section 6. Treasurer and Assistant Treasurers                                                                21
    Section 7. Secretary and Assistant Secretaries                                                               21
    Section 8. Authority to Execute and File Applications for Exemptive Relief                     22
    Section 9. Compensation of Officers                                                                              22
    Section 10. Surety Bond                                                                                                22
ARTICLE XI MISCELLANEOUS                                                                                   22
    Section 1. Trust Not a Partnership                                                                                  22
    Section 2. Trustee Action; Expert Advice; No Bond or Surety                                        22
    Section 3. Record Dates                                                                                                22
    Section 4. Dissolution or Termination of a Class, Series or the Trust                                23
    Section 5. Reorganization                                                                                               24
    Section 6. Declaration                                                                                                    24
    Section 7. Derivative Actions                                                                                          24
    Section 8. Applicable Law                                                                                              25
    Section 9. Amendments                                                                                                  25
    Section 10. Fiscal Year                                                                                                   25
    Section 11. Severability                                                                                                   25
    Section 12. Principal Office                                                                                             26
    Section 13. Maintenance and Inspection of the Books.                                                     26

AMENDED AND RESTATED
DECLARATION OF TRUST
OF
WELLS FARGO VARIABLE TRUST

            This Declaration of Trust, made on March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999 and November 5, 2002, creates a Delaware business trust, and by the November 5, 2002 restatement, a Delaware statutory trust, for the investment and reinvestment of money and property received by the Trust from time to time. The Trustees declare that all money and property received by the Trust shall be held and managed in trust pursuant to this Declaration. The name of the Trust created by this Declaration is Wells Fargo Variable Trust.

ARTICLE I
DEFINITIONS

            Unless otherwise provided or required by the context:

            (a)  "1940 Act" means the Investment Company Act of 1940, as amended from time to time, and all terms and requirements that are defined herein by reference to the 1940 Act shall be interpreted as that term or requirement has been modified or interpreted by applicable orders of the Commission or any rules or regulations adopted by, or interpretive releases of the Commission or its staff, and staff no-action letters issued under the 1940 Act;

            (b)  "Board" means the Board of Trustees of the Trust as described in Article II of this Declaration;

            (c)  "By-Laws" means the By-Laws of the Trust if adopted by the Trustees, as amended from time to time;

            (d)  "Class" means the class of Shares of a Series established pursuant to Article IV;

            (e)  "Code" means the Internal Revenue Code of 1986, as amended from time to time, and the rules and regulations thereunder, as adopted or amended from time to time;

            (f)  "Commission," "Interested Person," and "Principal Underwriter" have the meanings provided in the 1940 Act;

            (g)  "Covered Person" means a person so defined in Article IX, Section 2;

            (h)  "Declaration" shall mean this Amended and Restated Declaration of Trust as amended, modified, supplemented or restated from time to time.

            (i)  "Delaware Act" means Chapter 38 of Title 12 of the Delaware Code entitled "Treatment of Delaware Statutory Trusts," as amended from time to time, and as interpreted by the Delaware courts;

            (j)  "Majority Shareholder Vote" means "the vote of a majority of the outstanding voting securities" as defined in the 1940 Act of a Class, a Series, or the Trust as the case may be;

            (k)  "Net Asset Value" means the net asset value of each Share of a Class or Series of the Trust, determined as provided in Article V, Section 3;

            (l)  "Outstanding Shares" means Shares shown in the books and records of the Trust or its transfer agent as then issued and outstanding, but does not include any Shares that have been repurchased or redeemed by the Trust and are being held in the treasury of the Trust;

            (m)  "Series" means a series of Shares established pursuant to Article IV;

            (n)  "Shareholder" means a record owner of Outstanding Shares;

            (o)  "Shares" means the equal proportionate transferable units of interest into which the beneficial interest of each Series or Class is divided from time to time (including whole Shares and fractions of Shares);

            (p)  "Trust" means Wells Fargo Variable Trust, created hereby;

            (q)  "Trustee" means a person serving as a Trustee in accordance with Article II, in his capacity as such, and "Trustees," when used collectively means the Trustees acting collectively as the Board;

            (r)  "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the Trust or any Series or by the Trustees on behalf of the Trust or any Series.

ARTICLE II
THE TRUSTEES

            Section 1.    Management of the Trust. The business and affairs of the Trust shall be managed by or under the direction of the Board, and the Trustees shall have all powers necessary or desirable, convenient or incidental, to carry out that responsibility. The Trustees may execute all instruments and take all action they deem necessary, desirable, convenient or incidental, to promote the interests of the Trust. To the extent allowable under federal and state law, the Board may delegate any or all of its responsibilities to one or more appropriate officers of the Trust and/or any other person. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive.

            Section 2.    Initial Trustees; Election and Number of Trustees. The initial Trustees shall be the persons initially signing this Declaration prior to its amendment and restatement. The number of Trustees (other than the initial Trustees) shall be such number as is fixed from time to time by a majority of the Trustees; provided, that the number shall, at all times, be at least two (2). The Shareholders shall elect the Trustees only if required by the 1940 Act, on such dates as the Trustees may fix from time to time. Otherwise, the Trustees other than the initial Trustees shall be appointed by the other Trustees as provided herein.

            Section 3.    Term of Office of Trustees. Each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering to the other Trustees or to any Trust officer a written resignation effective upon delivery or a later date specified therein; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees, specifying the effective date of removal; (c) any Trustee who requests to be retired, or has become physically or mentally incapacitated or is otherwise unable to serve fully, may be retired by a written instrument signed by a majority of the other Trustees, specifying the effective date of retirement; and (d) any Trustee may be removed at any meeting of the Shareholders by a vote of at least two-thirds of the Outstanding Shares if required by Section 16(c) of the 1940 Act as interpreted by the staff of the Commission. Notwithstanding the foregoing, each Trustee shall retire from service on the Board no later than the end of the calendar year in which such Trustee reaches the age of 72, or such other time as may be determined by an appropriate resolution of the full Board, including a majority of the remaining Trustees.

            Section 4.    Age Limitation of Trustees. No person shall stand for election or be appointed as a Trustee if such person has already reached the age of 70.

            Section 5.    Vacancies; Appointment of Trustees. Whenever a vacancy in the Board exists, regardless of the reason for such vacancy, the remaining Trustees may appoint any person as they determine in their sole discretion to fill that vacancy, except that the Trustee appointed may not be an Interested Person if the appointment of an Interested Person would cause a violation of the 1940 Act, and the person must meet the qualification standards set out in Section 4. Such appointment shall be made by a written instrument signed by a majority of the Trustees or by an appropriate resolution, duly adopted and recorded in the records of the Trust, specifying the effective date of the appointment. The Trustees may appoint a new Trustee as provided above in anticipation of a vacancy expected to occur because of the retirement, resignation, or removal of a Trustee, or an increase in number of Trustees, provided that such appointment shall become effective only at or after the expected vacancy occurs. As soon as any such Trustee has signed this Declaration or otherwise accepted his or her appointment in writing, the trust estate shall vest in the new Trustee, together with the continuing Trustees, without any further act or conveyance, and he or she shall be deemed a Trustee hereunder. The power of appointment is subject to Section 16(a) of the 1940 Act, and shareholders are entitled to vote on such appointments only if expressly required under the 1940 Act.

            The death, resignation, retirement, removal or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration. Whenever a vacancy on the Board shall occur, until such vacancy is filled, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Board. In the event of the death, resignation, retirement, removal or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to fill vacancies, the Trust's investment adviser(s) are empowered to appoint new Trustees subject to the provisions of Section 16(a) of the 1940 Act.

            Notwithstanding the foregoing, all of the initial Trustees may resign by written instrument to be effective on the date specified in the instrument ("Resignation Instrument"). However, before resigning as permitted in this paragraph, the initial Trustees shall determine and set forth in the Resignation Instrument the number of Trustees of the Trust (subject to the Trustees' power to change the number as detailed in Section 2 of this Article) and shall appoint their successors.

            Section 6.    Temporary Vacancies or Absence. Whenever a vacancy in the Board exists, until such vacancy is filled, or while any Trustee is absent from his or her domicile (unless that Trustee has made arrangements to be informed about, and to participate in, the affairs of the Trust during such absence), or is physically or mentally incapacitated or is otherwise unable to serve fully, the remaining Trustees shall have all the powers hereunder and their certification as to such vacancy, absence, or incapacity or inability shall be conclusive. To the extent permitted under the 1940 Act, any Trustee may, by power of attorney, delegate his or her powers as Trustee for a period not exceeding six (6) months at any one time to any other Trustee or Trustees.

            Section 7.    Chairman; Lead Trustee. The Board may appoint one or more of its members to be Chairman or Co-Chairmen of the Board. References to the Chairman in this Declaration shall be construed to include any such Co-Chairmen, acting singly or jointly as the context requires. The Chairman shall preside at all meetings of the Trustees, and shall have such other powers and responsibilities and any limitations thereon as the Trustees may determine from time to time. Absent an express declaration otherwise by an appropriate resolution of the Board, the Chairman is not considered an officer of the Trust and shall not have the powers or duties of an officer of the Trust.

            In addition to a Chairman, the Board may appoint one or more Trustees as "Lead Trustee(s)" to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings, and with such other powers and responsibilities and any limitations thereon as the Trustees may determine from time to time.

            Section 8.    Action by Trustees. The Trustees shall act by majority vote at a meeting duly called at which a quorum is present, in person or by proxy, or by written consent of a majority of the Trustees (or such greater number as may be required by applicable law) without a meeting. Unless a higher amount is required by this Declaration, by Board resolution, or the 1940 Act, a quorum of the Trustees at a meeting shall be one-third of the total number of Trustees, present in person or by proxy, but no less than two Trustees present in person. An action of a majority of the Trustees present in person or by proxy, or acting by written consent, shall constitute action by the Trustees except to the extent otherwise required by the 1940 Act, this Declaration or by Board resolution. Any Trustee may grant a proxy to any other Trustee to the extent (and in the manner) permitted by Delaware law.

            Section 9.    Meetings of the Trustees; Required Notice. Unless required under this Declaration or under the 1940 Act, the Trustees may act with or without a meeting. All of the Trustees or any one of them may participate in a meeting by means of a conference call or similar communication equipment, provided that all participants may hear each other, and participation in a meeting pursuant to such communication equipment shall constitute presence at the meeting, unless the 1940 Act specifically requires the Trustees to act "in person," in which case such term shall be construed in accordance with the 1940 Act. Unless required otherwise by this Declaration, Board resolution or by the 1940 Act, any action of the Trustees may be taken without a meeting by written consent of a majority of the Trustees.

            Meetings of the Trustees may be called orally or in writing by the Chairman, if any, or by any two other trustees. Regular meetings of the Trustees may be held without call or notice at a place and time fixed by Board resolution of the Trustees. Notice of any other meeting shall, and notice of any regular meeting may, be given to each Trustee by first class mail sent at least three business days before the meeting, by overnight delivery sent at least two business days before the meeting, or by telephone, facsimile, email or other electronic mechanism sent to his or her home or business address at least twenty-four hours before the meeting. Notice need not be given to any Trustee who attends the meeting without objecting to the lack of notice or who signs a waiver of notice either before or after the meeting. Subject only to any express limitation in the 1940 Act, the Board, by majority vote, may delegate to any Trustee(s), officer(s), or any other individual(s), the authority to approve particular matters or take particular action on behalf of the Trust, including adjournment of any meeting to another time and place. Written consents or waivers of the Trustees may be executed in one or more counterparts, and may be provided and delivered to the Trust by facsimile, email or other similar electronic mechanism.

            Section 10.    Committees. To facilitate certain requirements under the 1940 Act, the Trust shall have a standing Audit Committee and a standing Nominating Committee (collectively, the "Standing Committees"). The Trustees may designate other committees of the Board. The Trustees shall determine the number of members of each committee, and may determine the quorum for each committee, and shall appoint its members and its chair. Each committee member shall serve at the pleasure of the Trustees. The Trustees may abolish any committee other than the Standing Committees, at any time. Each committee shall maintain records of its meetings and report its actions to the full Board. The Trustees may rescind any action of any committee, but such rescission shall not have retroactive effect except as agreed by the committee. The Trustees may delegate to any committee any of its powers, subject only to the express limitations of the 1940 Act.

            Committees may act with or without a meeting. Each committee may adopt such rules governing its proceedings, quorum and manner of acting as it deems proper and desirable if the Board does not determine otherwise. In the absence of the adoption of such rules, a majority of the committee shall constitute a quorum, and a committee shall act at a meeting by the vote of a majority of the members present, or without a meeting by written consent of a majority of the committee members.

            Section 11.    Audit Committee. The Audit Committee is responsible for (a) recommending independent accountants for selection by the Boards, (b) reviewing the scope of audit, accounting and financial internal controls and the quality and adequacy of each Trust's accounting staff with the independent accountants and such other persons as may be deemed appropriate, (c) reviewing, as necessary, with the accounting staff and the independent accountants the compliance of transactions between each Trust and any affiliated persons of the Trust, (d) reviewing reports of the independent accountants, and (e) making themselves directly available to the independent accountants and responsible officers of the Trusts for consultation on audit, accounting and related financial matters. The Board may expand or clarify the responsibilities of the Audit Committee by adopting a committee charter or otherwise, but may not narrow the responsibilities set forth here without the consent of the Audit Committee.

            Section 12.    Nominating Committee. The Nominating Committee is responsible for recommending to the Board persons to be nominated for election as Trustees by the Shareholders at any required Shareholder meeting and a person to be appointed to fill any vacancy occurring on the Board. Notwithstanding this section, the nomination and selection of those Trustees who are not Interested Persons shall be committed to the discretion of the Trustees who are not Interested Persons so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act or relies on one or more of the Rules under the 1940 Act that condition reliance thereon on such commitment. The Board may expand or clarify the responsibilities of the Nominating Committee by adopting a committee charter or otherwise, but may not narrow the responsibilities set forth here without the consent of the Nominating Committee.

            Section 13.    Ownership of Trust Property. The Trust Property of the Trust and of each Series shall be held separate and apart from any assets now or hereafter held in any capacity (other than as Trustee hereunder) by the Trustees or any successor Trustees. All of the Trust Property and legal title thereto shall at all times be considered as vested in the Trustees on behalf of the Trust, except that the Trustees may cause legal title to any Trust Property to be held by or in the name of the Trust, or in the name of any person as nominee. No Shareholder shall have any interest in specific property of the Trust or of any Series or any right of partition or possession thereof, but each Shareholder shall have, as provided in Article IV, a proportionate undivided beneficial interest in the assets of the Trust or Series represented by Shares.

            Section 14.    Effect of Trustees Not Serving. The death, resignation, retirement, removal, incapacity, or inability or refusal to serve of any one or more or all of the Trustees, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration.

            Section 15.    Trustees as Shareholders. Subject to any restrictions that the Trustees may establish, any Trustee, officer, agent or independent contractor of the Trust may acquire, own and dispose of Shares to the same extent as any other Shareholder. The Trustees are not required to be Shareholders of the Trust.

            Section 16.    Compensation of Trustees. Each Trustee and each committee member may receive such compensation for his or her services and reimbursement for expenses as may be fixed from time to time by the Trustees. The Chairman, any Lead Trustee and any committee chairman may receive such additional compensation as may be fixed from time to time by the Trustees. Nothing herein shall be construed to preclude any Trustee from serving the Trust in any other capacity as an officer, agent, employee, or otherwise and receiving compensation for those services. Nothing herein shall be construed to preclude the employment of any Trustee for advisory, management, legal, accounting, investment banking, or other services and payment for the same by the Trust.

ARTICLE III
POWERS OF THE TRUSTEES

            Section 1.    Powers. The Board shall have full, exclusive and complete power and discretion to manage and control the business and affairs of the Trust, and to make all decisions affecting the business and affairs of the Trust. No Shareholder or assignee of Shares, as such, shall have any authority, right or power to bind the Trust or to manage or control, or to participate in the management or control of, the business and affairs of the Trust in any manner whatsoever. The Trustees shall have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if they were the sole owners of the Trust Property and business in their own right. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary, desirable, convenient or incidental in the management of the Trust. To the fullest extent permitted by applicable law, the Trustees shall not in any way be bound or limited by current or future laws or customs applicable to trust investments, but shall have full power and authority to make any investments which they, in their sole discretion, deem proper to accomplish the purposes of the Trust, and to dispose of the same. The Trustees may exercise all of their powers without recourse to any court or other authority. Subject only to any express limitation in the 1940 Act, this Declaration or contained in any Board resolution, the Trustees' power and authority shall include, without limitation, the power and the authority:

            (a)    To operate as and carry on the business of a registered investment company, and exercise all the powers necessary, proper or convenient to conduct such a business;

            (b)    To subscribe for, invest in, reinvest in, purchase, or otherwise acquire, hold, pledge, sell, assign, transfer, exchange, distribute, or otherwise deal in or dispose of any form of property, including, without limitation, cash (U.S. currency, foreign currencies and related instruments), and securities (including, without limitation, common and preferred stocks, equity interests and securities, warrants, bonds, debentures, time notes, and all other evidences of indebtedness, negotiable or non-negotiable instruments, obligations, certificates of deposit or indebtedness, commercial paper, repurchase agreements, reverse repurchase agreements, convertible securities, forward contracts, options, and futures contracts) issued, guaranteed, or sponsored by, without limitation, any state, territory, or possession of the United States or the District of Columbia or their political subdivisions, agencies, or instrumentalities, or by the U.S. government, any foreign government, or any agency, instrumentality, or political subdivision thereof, or by any international instrumentality, or by any bank, savings institution, corporation, partnership, limited liability company, trust, or other business entity organized under the laws of the United States (including a registered investment company or any series thereof, subject to the provisions of the 1940 Act) or under foreign laws without regard to whether any such securities mature before or after the possible termination of the Trust; to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such property of every kind and description; and to hold cash or other property uninvested, without in any event being bound or limited by any current or future law or custom concerning investments by trustees;

            (c)    To adopt By-Laws not inconsistent with this Declaration providing for the conduct of the business of the Trust and to amend and repeal them;

            (d)    To elect and remove such officers of the Trust and appoint and terminate such agents of the Trust as they deem appropriate;

            (e)    To employ as custodian of any assets of the Trust, subject to any provisions herein or by resolution of the Board, one or more banks, trust companies or companies that are members of a national securities exchange, or other entities permitted by the Commission to serve as such;

            (f)    To retain one or more investment advisers, administrators, transfer agents or shareholder servicing agents, with any such sub-service providers as the investment advisers, administrators, transfer agents, or shareholder servicing agents shall recommend or retain;

            (g)    To provide for the distribution of Shares either through a Principal Underwriter as provided herein or by the Trust itself, or both, and, subject to applicable law, to adopt a distribution plan of any kind;

            (h)    To set record dates in the manner provided for herein or in the By-Laws;

            (i)    To delegate such authority as they consider desirable to such of their number or to officers, employees or agents of the Trust including, without limitation, the ability to perform actions or execute instruments in the name of the Trust, the name of the Trustees or otherwise as the Trustees may deem necessary, desirable or convenient;

            (j)    To sell or exchange any or all of the assets of the Trust, subject to Article XI, Section 4;

            (k)    To vote or give assent, or exercise any rights of ownership, with respect to other securities or property; and, if necessary, to execute and deliver powers of attorney delegating such power to other persons;

            (l)    To establish separate and distinct Series, each with its own defined investment objectives and policies and distinct investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article IV;

            (m)    To incur and pay all expenses that in the Trustees' opinion are necessary or incidental to carry out any of the purposes of this Declaration; to pay reasonable compensation to themselves as Trustees from the Trust Property or the assets belonging to any appropriate Series or Class; to pay themselves such compensation for special services, including legal and brokerage services, and such reimbursement for expenses reasonably incurred by themselves on behalf of the Trust or any Series or Class, as they in good faith may deem reasonable; and to fix the compensation of all officers and employees of the Trust;

            (n)    To the full extent permitted by Section 3804 of the Delaware Act, to allocate assets, revenue, liabilities and expenses of the Trust to a particular Series and liabilities and expenses to a particular Series or Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article IV, Section 4;

            (o)    To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trust or any matter in controversy including, but not limited to, claims for taxes;

            (p)    To make distributions of income and of capital gains to Shareholders in the manner hereinafter provided for;

            (q)    To borrow money or other property, issue evidence of indebtedness or otherwise obtain credit and to secure the same by mortgaging, pledging, or otherwise subjecting as security any assets of the Trust, including the lending of portfolio securities, and to endorse, guarantee, or undertake the performance of any obligation, contract, or engagement of any other person, firm, association, or corporation, subject only to the requirements of the 1940 Act and any other applicable law;

            (r)    To establish committees for such purposes, with such membership, and with such responsibilities as the Trustees may consider proper, including a committee consisting of fewer than all of the Trustees then serving, which may act for and bind the Trustees and the Trust with respect to the institution, prosecution, dismissal, settlement, review or investigation of any legal action, suit or proceeding, pending or threatened;

            (s)    To purchase, and pay for out of Trust Property or the assets belonging to any appropriate Series, insurance policies insuring the Shareholders, Trustees, officers, employees, agents, and/or independent contractors of the Trust (including the investment adviser of any Series) against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such person in such capacity, whether or not the Trust would have the power to indemnify such person against such claim;

            (t)    To issue, sell, repurchase, redeem, cancel, retire, acquire, hold, resell, reissue, dispose of and otherwise deal in Shares; to establish terms and conditions regarding the issuance, sale, repurchase, redemption, cancellation, retirement, acquisition, holding, resale, reissuance, disposition of or dealing in Shares; and, subject to Articles IV and V, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust or of the particular Series with respect to which such Shares are issued;

            (u)    To definitively interpret the investment objectives, policies and limitations of the Trust or any Series; and

            (v)    To carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary, desirable or convenient to accomplish any purpose or to further any of the foregoing powers, and to take any other action in connection with or incidental to the foregoing business or purposes, objects or powers.

            The clauses above shall be construed as objects and powers, and the enumeration of specific powers shall not limit in any way the general powers of the Board or the Trustees. Any action by one or more of the Trustees in their capacity as Trustee(s) shall be deemed an action on behalf of the Trust or the applicable Series, and not an action in an individual capacity. No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order. In construing this Declaration, the presumption shall be in favor of a grant of power to the Board and the Trustees.

            Section 2.    Certain Transactions. Except as expressly prohibited by applicable law, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any firm of which any such Trustee or officer is a member, acting as principal, or have any such dealings with any investment adviser, administrator, principal underwriter or transfer agent for the Trust or with any Interested Person of such person. The Trust may employ any such person or entity in which such person is an Interested Person, or broker, legal counsel, registrar, investment adviser, administrator, distributor, transfer agent, dividend disbursing agent, custodian or in any other capacity upon customary terms.

ARTICLE IV
SERIES; CLASSES; SHARES

            Section 1.    Establishment of Series or Class. The Board may divide the Trust into one or more Series. The Trustees may divide any Series into one or more Classes of Shares. The Initial Trustees shall establish the initial Series and Classes of each Series by written unanimous consent. Each additional Series or division of Series into Classes may be established by any permissible action of the Trustees, including by resolution at a meeting. The Trustees may designate the relative rights and preferences of the Shares of each Series. If a Series is divided into Classes, each Class of a Series shall represent an undivided beneficial interest in the assets of that Series and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class shall be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Trust shall maintain separate and distinct records for each Series and hold and account for the assets thereof separately from the other assets of the Trust or of any other Series. A Series may issue any number of Shares and need not issue any Shares. Each Share of a Series shall represent an equal undivided beneficial interest in the net assets of such Series except to the extent affected by expense allocations. Each holder of Shares of a Series shall be entitled to receive his or her pro rata share of all distributions made with respect to such Series except to the extent affected by expense allocations. Upon redemption of his or her Shares, such Shareholder shall be paid solely out of the funds and property of such Series. The Trustees may change the name of any Series or Class.

            Section 2.    Shares. The beneficial interest in the Trust shall be divided into Shares of one or more separate and distinct Series or Classes established by the Trustees. The number of Shares of each Series and Class is unlimited and each Share shall have a par value (if any) as the Trustees may determine from time to time. All Shares issued hereunder shall be fully paid and nonassessable. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust. The Trustees shall have full power and authority, in their sole discretion and without obtaining Shareholder approval, to: (i) issue original or additional Shares at such times and on such terms and conditions as they deem appropriate; (ii) issue fractional Shares and Shares held in the treasury; (iii) establish and change in any manner Shares of any Series or Classes with such preferences, terms of conversion, voting powers, rights and privileges as the Trustees may determine; (iv) divide or combine the Shares of any Series or Classes into a greater or lesser number; (v) classify or reclassify any unissued Shares of any Series or Classes into one or more Series or Classes of Shares; (vi) abolish and/or liquidate any one or more Series or Classes of Shares; (vii) issue Shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses; and (viii) take such other action with respect to the Shares as the Trustees may deem desirable. Shares held in the treasury shall not confer any voting rights on the Trustees and shall not be entitled to any dividends or other distributions declared with respect to the Shares. Except as expressly required under the 1940 Act or conferred under other applicable law, Shareholders shall have no right to obtain or inspect any information regarding Share ownership, and may not obtain or inspect a shareholder list, except as the Trustees may expressly authorize.

            Section 3.    Investment in the Trust. The Trust may accept investments in any Series from any persons and in any form, subject to such limitations or terms as they may from time to time impose. Unless the Board directs otherwise, such investments, subject only to the express requirements of the 1940 Act, may be in the form of cash or securities in which that Series is authorized to invest, valued as provided in Article V, Section 3. Investments in a Series shall be credited to each Shareholder's account in the form of full Shares at the Net Asset Value per Share next determined after the investment is received or accepted as may be determined by the Trustees; provided, however, that the Trustees may, in their discretion, (a) impose a sales charge upon investments in any Series or Class, (b) issue fractional Shares, or (c) determine the Net Asset Value per Share of the initial investment. The Trustees shall have the right to refuse to accept investments, or any investment, in any Series at any time without any cause or reason whatsoever.

            Section 4.    Assets and Liabilities of Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof (including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be), shall be held and accounted for separately from the other assets of the Trust and every other Series and are referred to as "assets belonging to" that Series. The assets belonging to a Series shall belong only to that Series for all purposes, and to no other Series, and shall be subject only to the rights of creditors of that Series. Any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Series shall be allocated by the Trustees or officers of the Trust between and among one or more Series as the Trustees or officers deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes, and such assets, earnings, income, profits or funds, or payments and proceeds thereof shall be referred to as assets belonging to that Series. The assets belonging to a Series shall be so recorded upon the books of the Trust, and shall be held by the Trustees in trust for the benefit of the Shareholders of that Series. The assets belonging to a Series shall be charged with the liabilities of that Series and all expenses, costs, charges and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees or officers of the Trust between or among any one or more of the Series or Classes in such manner as the Trustees or officers deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

            Without limiting the foregoing, but subject to the right of the Trustees or officers of the Trust to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally or of any other Series and, unless otherwise provided in this Declaration, none of the debts, liabilities, obligations, expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other Series shall be enforceable against the assets of a Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of the Delaware Act of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, with respect to that Series. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

            Section 5.    Ownership and Transfer of Shares. The Trust or Transfer Agent shall maintain a register containing the names and addresses of the Shareholders of each Series and Class thereof, the number of Shares of each Series and Class held by such Shareholders, and a record of all Share transfers. The register shall be conclusive as to the identity of Shareholders of record and the number of Shares held by them from time to time. Shares shall be uncertificated unless expressly authorized by the Trustees. The Trustees may authorize the issuance of certificates representing Shares and adopt rules governing their use. The Trustees may make rules governing the transfer of Shares, whether or not represented by certificates. No Shareholder shall be entitled to payments of distributions nor to any notice given, until it has given its address to such officer or agent as shall keep the register.

            Section 6.    Status of Shares; Limitation of Shareholder Liability. Shares shall be deemed to be personal property giving Shareholders only the rights provided in this Declaration. Every Shareholder, by virtue of having acquired a Share, shall be held expressly to have assented to and agreed to be bound by the terms of this Declaration and to have become a party hereto. No Shareholder, as such, shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series. Shareholders, as such, shall have the same limitation of personal liability as is extended to Stockholders of a private corporation for profit organized under The General Corporation Law of the State of Delaware. Every written obligation of the Trust or any Series shall contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such Series; however, the omission of such statement shall not operate to bind or create personal liability for any Shareholder or Trustee or any other Series.

ARTICLE V
DISTRIBUTIONS AND REDEMPTIONS

            Section 1.    Distributions. The Trustees may declare and pay dividends and other distributions, including dividends on Shares of a particular Series and other distributions from the assets belonging to that Series. The amount and payment of dividends or distributions and their form, whether they are in cash, Shares or other Trust Property, shall be determined by the Trustees in their discretion. Dividends and other distributions may be paid pursuant to a standing resolution adopted once or more often as the Trustees determine. All dividends and other distributions on Shares of a particular Series shall be distributed pro rata to the Shareholders of that Series in proportion to the number of Shares of that Series they held on the record date established for such payment, except that such dividends and distributions shall appropriately reflect expenses allocated to a particular Class of such Series. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or similar plans as the Trustees deem appropriate.

            Section 2.    Redemptions. As required under the 1940 Act, each Shareholder of a Series shall have the right at such times as may be determined by the Trustees to require the Series to redeem all or any part of his or her Shares at a redemption price per Share equal to the Net Asset Value per Share determined as of such time as the Trustees shall have prescribed by resolution, less any applicable charges or sales loads. In the absence of such resolution, the redemption price per Share shall be the Net Asset Value next determined after receipt by the Series of a request for redemption in proper form less such charges as are determined by the Trustees and described in the Trust's Registration Statement for that Class or Series under the Securities Act of 1933 and/or the 1940 Act. The Trustees may specify conditions, prices, and places of redemption, and may specify binding requirements for the proper form or forms of requests for redemption. Payment of the redemption price may be wholly or partly in securities or other assets at the value of such securities or assets used in such determination of Net Asset Value, or may be in cash. Upon redemption, Shares shall not be cancelled and may be reissued from time to time. The Trustees may require Shareholders to redeem Shares for any reason under terms set by the Trustees, including the failure of a Shareholder to supply a personal identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of Shares issued to him. To the extent permitted by law, the Trustees may retain the proceeds of any redemption of Shares required by them for payment of amounts due and owing by a Shareholder to the Trust or any Series or Class. Notwithstanding the foregoing, the Trustees may postpone payment of the redemption price and may suspend the right of the Shareholders to require any Series or Class to redeem Shares during any period of time when and to the extent permissible under the 1940 Act.

            Section 3.    Determination of Net Asset Value. The Trustees shall cause the Net Asset Value of Shares of each Series or Class to be determined from time to time in a manner consistent with the 1940 Act. The Trustees may delegate the power and duty to determine Net Asset Value per Share to one or more Trustees or officers of the Trust or to a custodian, depository or other agent appointed for such purpose. The Net Asset Value of Shares shall be determined separately for each Series or Class as of such times and dates as may be prescribed by the Trustees or, in the absence of action by the Trustees, as of the close of regular trading on the New York Stock Exchange on each day such Exchange is open for trading.

            Section 4.    Suspension of Right of Redemption. If, as referred to in Section 2 of this Article, the Trustees postpone payment of the redemption price and suspend the right of Shareholders to redeem their Shares, such suspension shall take effect at the time the Trustees shall specify, but not later than the close of business on the business day next following the declaration of suspension. Thereafter, Shareholders shall have no right of redemption or payment until the Trustees declare the end of the suspension. If the right of redemption is suspended, a Shareholder may either withdraw his or her request for redemption or receive payment based on the Net Asset Value per Share next determined after the suspension terminates.

ARTICLE VI
SHAREHOLDERS' VOTING POWERS AND MEETINGS

            Section 1.    Voting Powers. The Shareholders shall have the right to vote only on matters as expressly required under the 1940 Act or under the law of Delaware applicable to statutory trusts. This Declaration shall not confer any independent right to Shareholders to vote for any matter, including the creation, operation, dissolution, or termination of the Trust. The Shareholders shall have the right to vote on other matters only as the Trustees may consider desirable, and so authorize. To the extent that the 1940 Act or Delaware law is amended by rule, regulation, order, or no-action letter to eliminate or limit Shareholders' right to vote on any specific matter, the Shareholders' right to vote shall be deemed to be amended, modified or interpreted in accordance therewith without further approval by the Trustees or the Shareholders.

            Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (a) elect Trustees; (b) approve investment advisory agreements and amendments thereto; (c) approve a change in subclassification; (d) approve any change in fundamental investment policies; (e) approve a distribution plan and amendments thereto under Rule 12b-1 of the 1940 Act; and (f) terminate the Trust's independent public accountant. The Shareholders may vote on any additional matter only as the Trustees may consider desirable, and so authorize. Shareholders have the right to call special meetings and vote to remove Trustees but only if and to the extent that the Commission staff takes the position by rule, interpretation or other release that Section 16(c) of the 1940 Act gives them such right.

            On any matter that requires Shareholder approval under the 1940 Act, whether Shareholders are required to vote by Series or Class shall be determined by reference to the express requirements of the 1940 Act. On other matters submitted to a vote of the Shareholders in the discretion of the Trustees, or for which the 1940 Act does not expressly specify the voting procedure, all Shares shall be voted in the aggregate and not by Series or Class unless the Trustees determine otherwise. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner authorized by the Trustees. Unless the Trustees declare otherwise, proxies may be given by any electronic or telecommunications device, including telefax, telephone or through the Internet, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the Shareholders of any Series or Class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, Shares may be voted only in person or by written proxy unless the Trustees specifically authorize other permissible methods of transmission. Until Shares of a Series are issued, as to that Series the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, or this Declaration.

            Section 2.    Meetings of Shareholders. There shall be no annual Shareholders' meeting unless required by law. The first Shareholders' meeting shall be held to elect Trustees at such time and place as the Trustees designate, unless such action is taken by consent of Shareholders. Special meetings of the Shareholders of any Series or Class may be called by the Trustees. Only if required under Section 16(c) of the 1940 Act, as interpreted by the staff of the Commission, special meetings shall be called by the Trustees upon the written request of Shareholders owning at least ten percent of the Outstanding Shares of the Trust entitled to vote for purposes of removing a Trustee. Shareholders shall be entitled to at least fifteen calendar days notice of any meeting, given as determined by the Trustees.

            A meeting of the Shareholders may be called at any time by the Board, and notice of such meeting shall be given by the Board, any Trustee, the Chairman, or other officer of the Trust. The notice shall specify the place, date and hour of the meeting, and the general nature of the business to be transacted. Meetings of Shareholders shall be held at any place designated by the Board. In the absence of any such designation, Shareholders' meetings shall be held at the principal executive offices of the Trust.

            Section 3.    Quorum; Required Vote. One-third of the Outstanding Shares of each Series or Class, or one-third of the Outstanding Shares of the Trust, entitled to vote in person or by proxy shall be a quorum for the transaction of business at a Shareholders' meeting with respect to such Series or Class, or with respect to the entire Trust, respectively. Any Shareholders' meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the Shares represented at the meeting, either in person or by proxy. Any adjourned session of a Shareholders' meeting may be held within a reasonable time without further notice. Except when a larger vote is expressly required by the 1940 Act, if a quorum is present at a meeting, an affirmative vote of a majority of the Outstanding Shares of the Trust voted in person or by proxy shall decide any matters to be voted upon with respect to the entire Trust. However, if the 1940 Act requires, or this Declaration permits, or the Trustees determine, that Shares be voted on any matter by Series or Classes, then a majority of the Outstanding Shares of that Series or Class (or, if required by law, a Majority Shareholder Vote of that Series or Class) voted in person or by proxy shall decide that matter insofar as that Series or Class is concerned. Shareholders may act as to the Trust or any Series or Class by the written consent of a majority (or such greater amount as may be required by applicable law or this Declaration) of the Outstanding Shares of the Trust or of such Series or Class, as the case may be.

            Section 4.    Inspectors of Election. One or more officers may serve as chairman of a shareholder meeting, and unless otherwise designated by the Board, any officer or the chairman may also serve as inspector(s) of election at the meeting. No formal appointment of inspectors of election is required for any officer or the chairman to:

(a)    Determine the number of shares outstanding and the voting power of each, the shares represented at the meeting, the existence of a quorum and the authenticity, validity and effect of proxies;

(b)    Receive votes, ballots or consents;

(c)    Hear and determine all challenges and questions in any way arising in connection with the right to vote;

(d)    Count and tabulate all votes or consents;

(e)    Determine when the polls shall close;

(f)    Determine the result; and

(g)    Do any other acts that may be proper to conduct the election or vote with fairness to shareholders.

ARTICLE VII
CONTRACTS WITH SERVICE PROVIDERS

            Section 1.    Investment Adviser. The Trustees may enter into one or more investment advisory contracts on behalf of the Trust or any Series, providing for investment advisory services, statistical and research facilities and services, and other facilities and services to be furnished to the Trust or Series on terms and conditions acceptable to the Trustees. Any such contract may provide for the investment adviser to effect purchases, sales or exchanges of portfolio securities or other Trust Property on behalf of the Trustees or may authorize any officer or agent of the Trust to effect such purchases, sales or exchanges pursuant to recommendations of the investment adviser. The Trustees may authorize the investment adviser to employ one or more sub-advisers. The Shareholders of the Trust or any Series shall have the right to vote to approve investment advisory contracts to the extent such approval is required under the 1940 Act.

            Section 2.    Principal Underwriter. The Trustees may enter into one or more distribution contracts on behalf of the Trust or any Series or Class, providing for the distribution and sale of Shares by the other party, either directly or through sales agents, on terms and conditions acceptable to the Trustees. The Trustees may adopt a plan or plans of distribution with respect to Shares of any Series or Class and enter into any related agreements, whereby the Series or Class finances directly or indirectly any activity that is primarily intended to result in sales of its Shares, subject to the requirements of Section 12 of the 1940 Act, Rule 12b-1 thereunder, and other applicable rules and regulations.

            Section 3.    Transfer Agency, Accounting, Administration and Other Services. The Trustees, on behalf of the Trust or any Series or Class, may enter into one or more transfer agency, accounting, administration contracts and contracts for such other services necessary or appropriate to carry out the business and affairs of the Trust with any party or parties on terms and conditions acceptable to the Trustees and may authorize any such entity to employ one or more sub-contractors.

            Section 4.    Custodian. The Trustees shall at all times place and maintain the securities and similar investments of the Trust and of each Series in custody under arrangements that meet the requirements of Section 17(f) of the 1940 Act and the rules thereunder. The Trustees, on behalf of the Trust or any Series, may enter into one or more contracts with a custodian on terms and conditions acceptable to the Trustees, providing for the custodian, among other things, to (a) hold the securities owned by the Trust or any Series and deliver the same upon written order or oral order confirmed in writing, (b) receive and receipt for any moneys due to the Trust or any Series and deposit the same in its own banking department or elsewhere, (c) disburse such funds upon orders or vouchers, and (d) employ one or more sub-custodians.

            Section 5.    Parties to Contracts with Service Providers. The Trustees may enter into any contract with any entity, even if one or more of the Trustees or officers of the Trust may be an officer, director, trustee, partner, Shareholder, or member of such entity, and no such contract shall be invalidated or rendered void or voidable because of such relationship. No person having such a relationship shall be disqualified from voting on or executing a contract in his or her capacity as Trustee and/or Shareholder, or be liable merely by reason of such relationship for any loss or expense to the Trust with respect to such a contract or accountable for any profit realized directly or indirectly therefrom; provided, that the contract was reasonable and fair to the Trust and not inconsistent with this Declaration.

            Each contract referred to in Sections 1 and 2 of this Article shall be consistent with and subject to the applicable requirements of Section 15 of the 1940 Act and the rules and orders thereunder with respect to its continuance in effect, its termination, and the method of authorization and approval of such contract or renewal.

ARTICLE VIII
EXPENSES OF THE TRUST AND SERIES

            Subject to Article IV, Section 4, the Trust or a particular Series shall pay, or shall reimburse the Trustees, from the Trust estate or the assets belonging to the particular Series, for their expenses and disbursements, including, but not limited to, interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of Shares; insurance premiums; applicable fees, interest charges and expenses of third parties, including the Trust's investment advisers, managers, administrators, distributors, custodians, transfer agents and fund accountants; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and its Series and maintaining their existence; costs of preparing and printing the prospectuses of the Trust and each Series, statements of additional information and Shareholder reports and delivering them to Shareholders; expenses of meetings of Shareholders and proxy solicitations therefor; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust's officers and employees and costs of other personnel performing services for the Trust or any Series; costs of Trustee meetings; Commission registration fees and related expenses; state or foreign securities laws registration or notice fees and related expenses; and for such non-recurring items as may arise, including litigation to which the Trust or a Series (or a Trustee or officer of the Trust acting as such) is a party, and for all losses and liabilities incurred by any Trustee or officer of the Trust acting as such in administering the Trust. The Trustees shall have a lien on the assets belonging to the appropriate Trust or the Series, or in the case of an expense allocable to more than one Series, on the assets of each such Series, prior to any rights or interests of the Shareholders thereto, for the reimbursement to them of any such expenses or disbursements, or for any losses or liabilities to which they become subject in their capacity as Trustees.

ARTICLE IX
LIMITATION OF LIABILITY AND INDEMNIFICATION

            Section 1.    Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future (each a "Covered Person," and collectively the "Covered Persons"), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person's bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

            Section 2.    Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

            As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust ("disabling conduct").

            (c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

            (i)    would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

            (ii)    would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

            (d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

            (i)    a final decision on the merits by a court or other body before whom the proceeding was brought; or

            (ii)    in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

            (e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

            (f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

            (g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

            Section 3.    Indemnification of Shareholders. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability to the fullest extent permitted under the 1940 Act and other applicable laws. The Trust, on behalf of the affected Series, shall, at its discretion, be entitled to assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

            Section 4.    Contractual Modification of Duties. To the extent that, at law or equity, a Covered Person has duties (including fiduciary duties) and liabilities relating to the Trust or any Series thereof or to any Shareholder, any such Covered Person acting under this Declaration shall not be liable to the Trust or any Series thereof or to any Shareholder for the Covered Person's good faith reliance on the provisions of this Declaration. The provisions of this Declaration, to the extent that they restrict or limit the duties and liabilities of a Covered Person otherwise existing at law or in equity, are agreed by the parties hereto to replace such other duties and liabilities of such Covered Person.

ARTICLE X
OFFICERS

            Section 1.    General. The officers of the Trust shall be a President, a Treasurer, and a Secretary, and may include one or more Assistant Treasurers or Assistant Secretaries and such other officers ("Other Officers") as the Trustees may determine. As specified in Section 7 of Article II, the Trustees may select one or more of their members to be Chairman or Co-Chairmen of the Board, and may, but need not, determine that such Chairman or Co-Chairmen shall be officer(s) of the Trust.

            Section 2.    Election, Tenure and Qualifications of Officers. The Trustees shall appoint the President, Treasurer and Secretary of the Trust. The Trustees, President, or Chairman of the Trust may appoint Assistant Treasurers, Assistant Secretaries, or Other Officers. Each officer shall hold office until his or her successor shall have been appointed and qualified or until his or her earlier death, inability to serve, or resignation. Any person may hold more than one office, except that the President and the Secretary may not be the same individual. A person who holds more than one office in the Trust may not act in more than one capacity to execute, acknowledge, or verify an instrument required by law to be executed, acknowledged, or verified by more than one officer. No officer need be a Trustee or a Shareholder, unless specified otherwise by the Trustees.

            Section 3.    Vacancies and Newly Created Offices. The Trustees may create any additional offices as they deem appropriate or desirable. Whenever a vacancy shall occur in any office or if any new office is created, such vacancy or new office may be filled by the Trustees, the President, or the Chairman as described in Section 2 of this Article.

            Section 4.    Removal and Resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause. The President or Chairman may also remove any Assistant Treasurer, Assistant Secretary, or Other Officer with or without cause. Any officer may resign from office at any time by delivering a written resignation to the Trustees, President, or the Chairman. Unless otherwise specified therein, such resignation shall take effect upon delivery.

            Section 5.    President. The President is the principal executive officer of the Trust and shall have the power and responsibility to perform all duties incidental to the office of President, subject to the Trustees' supervision, including, but not limited to, the authority to make, execute, deliver, amend and terminate, in the name and on behalf of the Trust, any and all contracts, agreements, instruments, filings, applications, notices, documents and other writings, except where required by law to be otherwise signed and executed or where the Trustees by resolution expressly delegate specific signing and execution authority to some other officer or agent of the Trust, and shall perform such other duties as from time to time may be assigned by the Board. In the absence of a Chairman, the President shall preside over meetings of the Board, unless the Trustees determine otherwise.

            Section 6.    Treasurer and Assistant Treasurers. The Treasurer is the principal financial officer and principal accounting officer of the Trust. As such, the Treasurer shall have general charge of the finances and books of the Trust, and shall report to the Trustees as requested regarding the financial condition of each Series. The Treasurer shall be responsible for the delivery of all funds and securities of the Trust to such company as the Trustees shall retain as Custodian. The Treasurer shall have the power and responsibility to perform all acts incidental to the office of Treasurer, subject to the Trustees' supervision, including, but not limited to, the authority to make, execute, deliver, amend and terminate, in the name and on behalf of the Trust, any and all contracts, agreements, instruments, filings, applications, notices, documents and other writings, except where required by law to be otherwise signed and executed or where the Trustees by resolution expressly delegate specific signing and execution authority to some other officer or agent of the Trust, and shall perform such other duties as from time to time may be assigned by the Board.

            Any Assistant Treasurer may perform such duties of the Treasurer as the Trustees, the Chairman, the President or the Treasurer may assign, and, in the absence of the Treasurer, may perform all the duties of the Treasurer.

            Section 7.    Secretary and Assistant Secretaries. The Secretary shall record all resolutions, votes and proceedings of the meetings of Trustees and Shareholders in books to be kept for that purpose. The Secretary shall be responsible for giving and serving notices of the Trust, unless the Trustees determine otherwise. The Secretary shall have custody of any seal of the Trust and shall be responsible for the records of the Trust other than those maintained by one or more service providers engaged by the Trust pursuant to the terms of this Declaration. The Secretary shall have the power and responsibility to perform all acts incidental to the office of Secretary, subject to the supervision of the Trustees, including, but not limited to, the authority to make, execute, deliver, amend and terminate, in the name and on behalf of the Trust, any and all contracts, agreements, instruments, filings, applications, notices, documents and other writings, except where required by law to be otherwise signed and executed or where the Trustees by resolution expressly delegate specific signing and execution authority to some other officer or agent of the Trust, and shall perform such other duties as from time to time may be assigned by the Board. In the absence of a Chairman or President, the Secretary shall preside over meetings of the Board, unless the Trustees determine otherwise.

            Any Assistant Secretary may perform such duties of the Secretary as the Trustees, the Chairman, the President or the Secretary may assign, and, in the absence of the Secretary, may perform all the duties of the Secretary.

            Section 8.    Authority to Execute and File Applications for Exemptive Relief. The officers of the Trust, including, without limitation, the President, Treasurer, any Assistant Treasurer, Secretary, any Assistant Secretary, or any of them are delegated the authority to prepare, execute and file with the Commission, any and all applications for exemptive orders, and any amendments or supplements thereto, that the officers believe are necessary, desirable or convenient.

            Section 9.    Compensation of Officers. Each officer of the Trust may receive such compensation from the Trust for services and reimbursement for expenses as the Trustees may determine.

            Section 10.    Surety Bond. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the 1940 Act and the rules and regulations of the Commission) to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his or her duties to the Trust, including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into his or her hands.

ARTICLE XI
MISCELLANEOUS

            Section 1.    Trust Not a Partnership. This Declaration creates a trust and not a partnership. No Trustee shall have any power to bind personally either the Trust's officers or any Shareholder to any obligation to which such person has not consented.

            Section 2.    Trustee Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretion in accordance with the terms of this Declaration in good faith under the circumstances then prevailing shall be binding upon everyone interested or affected thereby. Subject to the provisions of Article IX, the Trustees shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration, and subject to the provisions of Article IX, shall not be liable for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.

            Section 3.    Record Dates. The Trustees may fix in advance a date up to one hundred twenty (120) days before the date of any Shareholders' meeting, or the date for the payment of any dividends or other distributions, or the date for the allotment of any other rights, or the date when any change or conversion or exchange of Shares shall go into effect as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting, or entitled to receive payment of such dividend or other distribution, or to receive any such allotment of rights, or to exercise such rights in respect of any such change, conversion or exchange of Shares. The Trustees may delegate to one or more Trustees or officers the authority to change, consistent with this section, any record date fixed by the Trustees, provided that any such change is entered into the minute books, and ratified by the Board at its next regular meeting after a change is made.

            Section 4.    Dissolution or Termination of a Class, Series or the Trust. (a) The Trust shall have perpetual existence. Notwithstanding the foregoing, the Trustees may, without Shareholder approval (unless the 1940 Act or other applicable law expressly provides otherwise):

            (i)    sell and convey all or substantially all of the assets of the Trust or any Series or Class of a Series to another Class or to another Series or to another entity which is an open-end investment company as defined in the 1940 Act, or is a class or a series thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Series or Class of a Series, and which may include shares of or interests in such entity, or class, or series thereof; or

            (ii)    at any time sell and convey, or convert into money, all or substantially all of the assets of the Trust or any Series or Class of a Series; or

            (iii)    dissolve, liquidate or terminate a Series, a Class of a Series, or the Trust.

            Upon payment or the making of reasonable provision for the payment of all known liabilities of the Trust or any affected Class or Series in either (i) or (ii), by assumption or otherwise, the Trustees may distribute the remaining proceeds or assets (as the case may be) ratably among the Shareholders of the Trust or any affected Class or Series; however, the payment to the Shareholders of any particular Class or Series may be reduced by any fees, expenses or charges allocated to that Series or Class; and may dissolve the Trust or any affected Series or Class of a Series.

            (b) In determining whether to dissolve the Trust, a Series or a Class of a Series, the Trustees may take into account whether continuation of the Trust, Series or Class is in the best interests of the Trust, Series or such Class, or their respective Shareholders as a result of factors or events adversely affecting the ability of the Trust or such Series or Class to conduct its business and operations in an economically viable manner. Such factors and events may include the inability of the Trust, Series or Class to maintain its assets at an appropriate size, changes in laws or regulations governing the Trust, Series or Class or affecting assets of the type in which the Trust or Series invests, or economic developments or trends having a significant adverse impact on the business or operations of the Trust, Series or Class. If a majority of the Trustees determine that the continuation of the Trust, Series, or Class is not in the best interests of the Trust, such Series or Shareholders, such determination is conclusive and binding upon the Trust, Series, Class and their respective Shareholders.

            (c) Upon completion of the winding up of the affairs of the Trust and the distribution of the remaining proceeds or assets pursuant to subsection (a), the Trust shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties hereunder with respect thereto and the right, title and interest of all parties therein shall be canceled and discharged. Upon dissolution (as defined in the Delaware Act) of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's certificate of Trust, which may be signed by any one Trustee, to be filed in accordance with the Delaware Act.

            (d) The dissolution or termination of a Series or a Class shall not affect the existence of the Trust or any other Series or Class. Upon completion of the winding up of the affairs of a terminated Series and the distribution of the assets pursuant to subparagraph (a), the Trustees shall, by Board resolution or other written instrument, record in the Trust's books and records that the Series or Class is terminated.

            Section 5.    Reorganization. Unless Shareholder approval is expressly required under the 1940 Act, the Trustees may, without the need of any action or vote of the Shareholders or any other person or entity, (a) cause the Trust to merge or consolidate with or into one or more statutory trusts or other business entities (as defined under the Delaware Act), if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (b) cause the Trust to incorporate under the laws of Delaware.

            Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, an agreement of merger or consolidation approved by the Trustees in accordance with this Section 5 may effect any amendment to the Declaration or effect the adoption of a new governing Declaration of the Trust if it is the surviving or resulting trust in the merger or consolidation. Any agreement of merger or consolidation or certificates of merger may be signed by any Trustee authorized by resolution of a majority of the Trustees and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

            Section 6.    Declaration. The original or a copy of this Declaration and of each amendment hereto or Declaration supplemental shall be kept at the office of the Trust. Anyone dealing with the Trust may rely on a certificate by a Trustee or an officer of the Trust as to the authenticity of the Declaration of Trust or any such amendments or supplements and as to any matters in connection with the Trust; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments. In this Declaration and in any such restatements and/or amendment, references to this Declaration, and all expressions like "herein", "hereof" and "hereunder", shall be deemed to refer to this Declaration as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this Declaration. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This Declaration may be executed in any number of counterparts, originally or by power of attorney, each of which shall be deemed an original.

            Section 7.    Derivative Actions. As expressly provided in the Delaware Act, Shareholders have the right to bring a derivative action if they meet the express requirements of Delaware law. However, no derivative action may be brought by Shareholders unless, in addition to any requirements of Delaware law, Shareholders owning not less than one-third of the Outstanding Shares of all Series of the Trust, or of the affected Series or Classes of the Trust, as the case may be, join in the bringing of the derivative action.

            Section 8.    Applicable Law. This Declaration and the Trust created hereunder are governed by and construed and administered according to the Delaware Act and the applicable laws of the State of Delaware; provided, however, that there shall not be applicable to the Trust, the Trustees or this Declaration (a) the provisions of Section 3540 of Title 12 of the Delaware Code, or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts which relate to or regulate (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets, or (vii) the establishment of fiduciary or other standards of responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration. The Trust shall be of the type commonly called a Delaware statutory trust, and, without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

            Section 9.    Amendments. Because this Declaration does not confer any independent rights to Shareholders not expressly granted under Delaware law or the 1940 Act, this Declaration may be amended without Shareholder approval, and all Shareholders purchase Shares with notice that this Declaration may be so amended unless expressly required under the 1940 Act. The Trustees may, without any Shareholder vote, amend or otherwise supplement this Declaration by making an amendment, a trust instrument supplemental hereto or an amended and restated declaration of trust; provided, that Shareholders shall have the right to vote on any amendment if expressly required under the 1940 Act or other applicable law, or submitted to them by the Trustees in their discretion.

            Section 10.    Fiscal Year. The fiscal year of the Trust or specific Series within the Trust shall end on a specific date as determined by the Trustees in this Declaration or by resolution or other written instrument. The Trustees may change the fiscal year of the Trust, or any Series of the Trust without Shareholder approval.

            Section 11.    Severability. The provisions of this Declaration are severable. If the Trustees determine, with the advice of counsel, that any provision hereof conflicts with the 1940 Act, the applicable regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration or render invalid or improper any action taken or omitted prior to such determination. If any provision hereof shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision only in such jurisdiction and shall not affect any other provision of this Declaration.

            Section 12.    Principal Office. The principal office of the Trust shall be located in San Francisco, California, or in such other location as the Trustees may from time to time determine.

            Section 13.    Maintenance and Inspection of the Books. The accounting books and records and minutes of proceedings of the shareholders and the Board and any committee or committees of the Board shall be kept at such place or places designated by the Board or in the absence of such designation, at the principal executive office of the Trust. The minutes shall be kept in written form and the accounting books and records shall be kept either in written form or in any other form capable of being converted into written form. Except as expressly required under the 1940 Act or conferred under other applicable law, Shareholders shall have no right to obtain or inspect the books of the Trust, or to obtain or inspect any of the other information referenced in Section 3819 of the Delaware Act, except as the Trustees may expressly authorize. The Trustees may authorize that the books of the Trust or any of the other information referenced in Section 3819 of the Delaware Act be provided to or open to inspection by Shareholders under the conditions and regulations that the Trustees deem desirable.

            IN WITNESS WHEREOF, the undersigned, being the Trustees, have executed this Declaration on the 5th day of November, 2002.

/s/ Robert C. Brown
Robert C. Brown,
as Trustee and not individually

/s/ Thomas S. Goho
Thomas S. Goho,
as Trustee and not individually

/s/ Peter G. Gordan
Peter G. Gordon,
as Trustee and not individually

/s/ W. Rodney Hughes
W. Rodney Hughes,
as Trustee and not individually

/s/ Richard M. Leach
Richard M. Leach,
as Trustee and not individually

/s/ J. Tucker Morse
J. Tucker Morse,
as Trustee and not individually

/s/ Timothy J. Penny
Timothy J. Penny,
as Trustee and not individually

/s/ Donald C. Willeke
Donald C. Willeke,
as Trustee and not individually

EX-99.B(d)(1)(i)

Schedule A

Variable Trust Funds	Well Fargo Advisory
Asset Allocation Fund	0.55
Corporate Bond Fund	0.45
Equity Income Fund	0.55
Equity Value Fund	0.55
Growth Fund	0.55
International Equity Fund	0.75
Large Company Growth Fund	0.55
Money Market Fund	0.40
Small Cap Growth Fund	0.75

Approved by Board of Trustees: October 24, 2000, December 18, 2000, February 6, 2001 and May 8, 2001.

Most Recent Approval Date: August 6, 2002.

EX-99.B(d)(1)(ii)

AS OF AUGUST 6, 2002

SCHEDULE A

WELLS FARGO VARIABLE TRUST

Name of fund	capped operating expense ratio	Expiration/ Renewal Date
Asset Allocation	1.00%	April 30
Corporate Bond	0.90%	April 30
Equity Income	1.00%	April 30
Equity Value	1.00%	April 30
Growth	1.00%	April 30
International Equity	1.00%	April 30
Large Company Growth	1.00%	April 30
Money Market	0.85%	April 30
Small Cap Growth	1.20%	April 30

Approved by the Board of Trustees: October 24, 2000 and December 18, 2000.

   Most recent approval date: August 6, 2002

EX-99.B(d)(2)(ii)

Appendix A

Large Company Growth Fund

Approved by Board of Trustees: October 24, 2000.

Most Recent Approval Date: August 6, 2002.

EX-99.B(d)(2)(iii)

Appendix A

Variable Trust Funds

Asset Allocation Fund
Corporate Bond Fund
Equity Income Fund
Equity Value Fund
Growth Fund
International Equity Fund
Money Market Fund
Small Cap Growth Fund

Approved by Board of Trustees: October 24, 2000, August 7, 2001 and November 6, 2001.

Most Recent Annual Approval Date: August 6, 2002.

EX-99.B(e)

Appendix A

Funds of Wells Fargo Variable Trust Covered by This Agreement

Variable Trust Funds
Asset Allocation Fund
Corporate Bond Fund
Equity Income Fund
Equity Value Fund
Growth Fund
International Equity Fund
Large Company Growth Fund
Money Market Fund
Small Cap Growth Fund

            Each of the Funds is subject to a maximum 0.25% distribution fee.

Approved by Board of Trustees: March 26, 1999.

Most recent annual approval date: August 6, 2002.

The Funds listed in this Appendix A were last approved by the parties to this Agreement as of September 20, 1999.

WELLS FARGO VARIABLE TRUST

By: /s/ C. David Messman
C. David Messman
Secretary

STEPHENS INC.

By:  /s/ Richard H. Blank, Jr.
Richard H. Blank, Jr.
Senior Vice President

EX.B(g)(2)

CUSTODY AGREEMENT

Wells Fargo Variable Trust

Appendix A

For its custodial services, the Custodian shall receive a fee, with respect to each Fund, except the International Equity Fund, of 0.02% of the average daily net assets of each such Fund. The custodial fee for the International Equity Fund is 0.10%.

Funds of Wells Fargo Variable Trust Covered by This Agreement

1. Asset Allocation Fund
2. Corporate Bond Fund
3. Equity Income Fund
4. Equity Value Fund
5. Growth Fund
6. International Equity Fund
7. Large Company Growth Fund
8. Money Market Fund
9. Small Cap Growth Fund

Approved by the Board of Trustees on March 26, 1999, as amended August 19, 1999, July 25, 2000, November 6, 2001 and August 6, 2002.

Most Recent Annual Approval date: August 6, 2002

The Funds listed in this Appendix A were last approved by the parties to this Agreement as of September 1, 2002.

WELLS FARGO VARIABLE TRUST

By: /s/ C. David Messman
C. David Messman
Secretary

WELLS FARGO BANK MINNESOTA, N.A.

By: /s/ P. Jay Kiedrowski
P. Jay Kiedrowski
Executive Vice President

EX-99.B(g)(2)(i)

Exhibit A

Portfolios of Wells Fargo Variable Trust

International Equity Fund

Approved by the Board of Trustees: July 25, 2000 and August 7, 2001.

Most recent approval date: August 6, 2002.

EX-99.B(h)(1)

Appendix A

Funds of Wells Fargo Variable Trust Covered by This Agreement

Fee of 0.15% of average daily
net assets on an annual basis:

1. Asset Allocation Fund
2. Corporate Bond Fund
3. Equity Income Fund
4. Equity Value Fund
5. Growth Fund
6. International Equity Fund
7. Large Company Growth Fund
8. Money Market Fund
9. Small Cap Growth Fund

Approved by Board of Trustees: October 24, 2000 and August 7, 2001

Most Recent Approval Date: August 6, 2002.

EX-99.B(h)(2)(i)

ACCOUNTING SERVICES AGREEMENT

            THIS AGREEMENT is made as of September 1, 2002 separately by and between each of WELLS FARGO FUNDS TRUST, WELLS FARGO MASTER TRUST and WELLS FARGO VARIABLE TRUST, each a Delaware business trust (referred to collectively as the "Funds" or individually as a "Fund") and PFPC INC., a Massachusetts corporation ("PFPC").

W I T N E S S E T H:

            WHEREAS, each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

            WHEREAS, each Fund wishes to retain PFPC to provide accounting services, and PFPC wishes to furnish such services to each Fund's investment portfolios listed on Exhibit A attached hereto and made a part hereof and as such Exhibit A may be amended from time to time (each, a "Portfolio"); and

            NOW, THEREFORE in consideration of the promises and the mutual covenants herein contained, and intending to be legally bound hereby the parties hereto agree as follows:

1.    Definitions as Used in this Agreement.

(a)    "1933 Act" means the Securities Act of 1933, as amended.

(b)    "1934 Act" means the Securities Exchange Act of 1934, as amended.

(c)    "Authorized Person" means any officer of a Fund and any other person duly authorized by a Fund's Board of Trustees to give Oral Instructions and Written Instructions on behalf of a Fund. An Authorized Person's scope of Authority may be limited by setting forth such limitation in a written document signed by both parties hereto.

(d)    "CEA" means the Commodities Exchange Act, as amended

(e)    "Oral Instructions" mean oral instructions received by PFPC from an Authorized Person or from a person reasonably believed by PFPC to be an Authorized Person.

(f)    "SEC" means the Securities and Exchange Commission.

(g)    "Securities Laws" mean the 1933 Act, the 1934 Act, the 1940 Act and the CEA.

(h)    "Shares" mean the shares of beneficial interest of any series of a Fund or class of a Portfolio.

(i)    "Written Instructions" mean (i) written instructions signed by an Authorized Person and received by PFPC; (ii) instructions sent by an Authorized Person via electronic mail and received by PFPC; or (iii) trade instructions transmitted (and received by PFPC) by means of an electronic transaction reporting system access to which requires use of a password or other authorized identifier. Written instructions may be delivered by hand, U.S. mail, express delivery, tested telegram, cable, telex or facsimile sending device.
2.    Appointment. Each Fund hereby appoints PFPC to provide accounting services to each of its Portfolios in accordance with the terms set forth in this Agreement. PFPC accepts such appointment and agrees to furnish such services in accordance with the terms of this Agreement, including the service standards established in this Agreement or a mutually agreed addendum to this Agreement.

3.    Delivery of Documents. Each Fund has provided or, where applicable, will provide PFPC with the following:

(a)    at PFPC's request, certified or authenticated copies of the resolutions of the Fund's Board of Trustees, approving the appointment of PFPC or its affiliates to provide services to each Portfolio and approving this Agreement;

(b)    a copy of the Fund's most recent effective registration statement;

(c)    a copy of each Portfolio's advisory agreement or agreements;

(d)    a copy of the distribution/underwriting agreement with respect to each class of Shares representing an interest in a Portfolio;

(e)    a copy of each additional administration agreement with respect to a Portfolio;

(f)    a copy of each distribution and/or shareholder servicing plan and agreement made in respect of the Fund or a Portfolio; and

(g)    copies (certified or authenticated, where applicable) of any and all amendments or supplements to the foregoing.
4.    Compliance with Government Rules and Regulations. PFPC undertakes to comply with all applicable requirements of the Securities Laws, and any laws, rules and regulations of governmental authorities having jurisdiction with respect to the duties to be performed by PFPC hereunder. Except as specifically set forth herein, PFPC assumes no responsibility for such compliance by any Fund or any other entity, except for any entity to which PFPC delegates or assigns duties to be performed under this Agreement in accordance with Section 19.

5.    Instructions.

(a)    Unless otherwise provided in this Agreement, PFPC shall act only upon Oral Instructions or Written Instructions.

(b)    PFPC shall be entitled to rely upon any Oral Instruction or Written Instruction it receives from an Authorized Person (or from a person reasonably believed by PFPC to be an Authorized Person) pursuant to this Agreement. PFPC may assume that any Oral Instructions or Written Instruction received hereunder is not in any way inconsistent with the provisions of the organizational documents of each Fund or this Agreement or of any vote, resolution or proceeding of the relevant Fund's Board of Trustees or of the Portfolio's shareholders, unless and until PFPC receives Written Instructions to the contrary.

(c)    Each Fund agrees to forward to PFPC Written Instructions confirming Oral Instructions so that PFPC receives the Written Instructions by the close of business on the same that such Oral Instructions are received. The fact that such confirming Written Instructions are not received by PFPC or differ from the Oral Instructions shall in no way invalidate the transactions or enforceability of the transactions authorized by the Oral Instructions or PFPC's ability to rely upon such Oral Instructions.
6.    Right to Receive Advice.

(a)    Advice of a Fund. If PFPC is in doubt as to any action it should or should not take, PFPC may request directions or advice, including Oral Instructions or Written Instructions, from the relevant Fund.

(b)    Advice of Counsel. If PFPC shall be in doubt as to any question of law pertaining to any action it should or should not take, PFPC may request advice from counsel of its own choosing (who may be counsel for a Fund, a Fund's investment adviser or PFPC, at the option of PFPC). Notwithstanding the foregoing, PFPC may seek advice of Fund counsel only if PFPC first obtains the Fund's prior approval. The parties agree to use good faith efforts to properly allocate the expense of any such counsel fees between the parties.

(c)    Conflicting Advice. In the event of a conflict between directions, advice or Oral Instructions or Written Instructions PFPC receives from a Fund and the advice PFPC receives from counsel, PFPC may rely upon and follow the advice of counsel provided that PFPC provides reasonable prior written notice to the Fund. The Fund shall, upon receipt of such notice, promptly and timely notify PFPC in writing of its objection, if any, to any actions or any omissions to act PFPC proposes to take pursuant to counsel's advice. In the event where a Fund has timely notified PFPC in writing of its objection, PFPC and the Fund each shall promptly consult in good faith to reach agreement on the actions or omissions that are the subject of the Fund's objection. In the event where, after such consultations, PFPC and the Fund are unable to agree on the actions or omissions in question, PFPC shall, at the Fund's expense, consult independent counsel reasonably acceptable to the Fund, and may follow and rely upon the advice of such independent counsel.

(d)    Protection of PFPC. PFPC shall be indemnified, defended and held harmless by each Fund for any action PFPC takes or does not take in reliance upon directions or advice or Oral Instructions or Written Instructions PFPC receives from or on behalf of a Fund or from counsel and which PFPC believes, in good faith, to be consistent with those directions or advice and Oral Instructions or Written Instructions, provided that in carrying out any such action PFPC has not acted with willful misfeasance, bad faith, negligence or reckless disregard of its duties hereunder. Nothing in this section shall be construed so as to impose an obligation upon PFPC (i) to seek such directions or advice or Oral Instructions or Written Instructions, or (ii) to act in accordance with such directions or advice or Oral Instructions or Written Instructions.
7.    Records; Visits.
(a)    Notwithstanding anything herein to the contrary, the books and records pertaining to the Funds and their Portfolios which are in the possession or under the control of PFPC shall be the property of the respective Funds. Such books and records shall be prepared and maintained as required under the 1940 Act and other applicable Securities Laws. The Funds and their Authorized Persons, and employees and agents of the SEC or other governmental authorities with the approval of the Funds, shall have access to such books and records at all times during PFPC's normal business hours. Upon the reasonable request of a Fund, copies of any such books and records in the form reasonably requested, shall be provided by PFPC to the Fund or to an Authorized Person or to employees and agents of the SEC or other governmental authorities at the Fund's expense. Any such books and records may be maintained in electronic format if permissible under the Securities Laws and SEC rules and regulations. No records shall be destroyed without the consent of the Funds, except that consent to destroy paper documents may be presumed by PFPC if (i) the Securities Laws no longer require the retention of such records; and (ii) PFPC has not received a request from the Funds to retain all or part of such records (and PFPC expressly agrees to maintain such documents), or transfer all or part of such records to the Funds or a third party designated by the Funds. Any direct out-of-pocket expenses or costs incurred by PFPC to transfer or maintain, pursuant to the Funds' request, records no longer required to be maintained by the Securities Laws will be paid or reimbursed by the applicable Funds.

(b)    PFPC shall keep the following records:

(i)    all books and records with respect to each Fund's books of account.

(ii)    records of each Portfolio's securities transactions.

(iii)    all other books and records as PFPC is required to maintain pursuant to Rule 31a-1 under the 1940 Act in connection with the services provided hereunder.
(c)    Upon termination of this Agreement with respect to one or more Funds or Portfolios, PFPC shall, at the Funds' reasonable request and in accordance with Written Instructions, deliver the books and records (or copies thereof) of the terminating Funds or Portfolios that are in the possession or under control of PFPC, to the Funds or any other person designated by the Funds.
8.    Confidentiality. Each party shall keep confidential any information relating to the other party's business ("Confidential Information"). Confidential Information shall include (a) any data or information that is competitively sensitive material, and not generally known to the public, including, but not limited to, information about product plans, marketing strategies, finances, operations, customer relationships, customer profiles, customer lists, sales estimates, business plans, and internal performance results relating to the past, present or future business activities of a Fund or PFPC, their respective subsidiaries and affiliated companies and the customers, clients and suppliers of any of them; (b) any scientific or technical information, design, process, procedure, formula, or improvement that is commercially valuable and secret in the sense that its confidentiality affords the Fund or PFPC a competitive advantage over its competitors; (c) all confidential or proprietary concepts, documentation, reports, data, specifications, computer software, source code, object code, flow charts, databases, inventions, know-how, and trade secrets, whether or not patentable or copyrightable; and (d) anything designated as confidential. Notwithstanding the foregoing, information shall not be subject to such confidentiality obligations if it: (a) is already known to the receiving party at the time it is obtained; (b) is or becomes publicly known or available through no wrongful act of the receiving party; (c) is rightfully received from a third party who, to the best of the receiving party's knowledge, is not under a duty of confidentiality; (d) is released by the protected party to a third party without restriction; (e) is required to be disclosed by the receiving party pursuant to a requirement of a court order, subpoena, governmental or regulatory agency or law (provided the receiving party will provide the other party written notice of such requirement, to the extent such notice is permitted); (f) is relevant to the defense of any claim or cause of action asserted against the receiving party; (g) has been or is independently developed or obtained by the receiving party; or (h) constitutes reports or data required to be maintained under the Securities Laws.

9.    Liaison with Accountants. PFPC shall act as liaison with each Fund's independent public accountants and shall provide to them account analyses, fiscal year summaries, and other audit-related schedules with respect to each of its Portfolios. PFPC shall take all reasonable action in the performance of its duties under this Agreement to assure that all necessary information within its control is made available to such accountants for the expression of their opinion, as required by the applicable Fund.

10.    PFPC System. PFPC shall retain title to and ownership of any and all data bases (except for Portfolio information contained in data bases), computer programs, screen formats, report formats, interactive design techniques, derivative works, inventions, discoveries, patentable or copyrightable matters, concepts, expertise, patents, copyrights, trade secrets, and other related legal rights utilized by PFPC in connection with the services provided by PFPC to the Funds.

11.    Disaster Recovery and Business Continuity Plans. PFPC represents that it has in place, and covenants to maintain in place during the term of this Agreement, a reasonable back-up, business continuity and disaster recovery plan ("Plans") that, among other things, requires PFPC to maintain and to be able to readily access back-up files of the Funds' data and records required to be maintained under the Securities Laws at a location other than the site at which PFPC maintains their primary copies of such data and records. At a minimum, PFPC's business continuity plans shall require PFPC to enter into and maintain in effect with appropriate parties one or more agreements making reasonable provisions for emergency use of communication and electronic data processing equipment and addressing personnel requirements. In the event of equipment failures or other events, PFPC shall, at no additional expense to the Funds, take reasonable steps to minimize service interruptions. PFPC shall have no liability with respect to the loss of data or service interruptions caused by equipment failure provided such loss or interruption is not caused by PFPC's own willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations under this Agreement, including this section 11.

12.    Compensation. As compensation for service rendered by PFPC during the term of this Agreement, each Fund, on behalf of each of its Portfolios, will pay to PFPC a fee or fees as may be agreed to in writing by the Fund and PFPC.

13.    Indemnification. Each Fund, on behalf of each of its Portfolios, agrees to indemnify, defend and hold harmless PFPC and its affiliates, including their respective officers, directors, agents and employees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from (i) any action or omission to act which PFPC takes (a) at the request of or in reliance on the advice of the Funds, or (b) in accordance with Oral Instructions or Written Instructions, (ii) any action, omission or error by another service provider that amounts to a violation of another service agreement or duty owed to the Funds, Portfolios or shareholders; or (iii) any action or omission by the Fund, its officers or trustees, that amounts to willful misfeasance, bad faith, negligence or breach of fiduciary duty, provided that neither PFPC, nor any of its affiliates, shall be indemnified, and PFPC shall indemnify and hold harmless the Funds, the Portfolios and their affiliates, again any liability (or any expenses incident to such liability) caused by PFPC's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PFPC's activities under this Agreement. Any amounts payable by a Fund hereunder shall be satisfied only against the relevant Portfolio's assets and not against the assets of any other Portfolio. The provisions of this Section 13 shall survive termination of this Agreement.

14.    Responsibility of PFPC.

(a)    PFPC shall be under no duty hereunder to take any action on behalf of any Fund or any Portfolio except as specifically set forth herein or as may be specifically agreed to by PFPC and a Fund in a written amendment hereto. PFPC shall be obligated to exercise care and diligence in the performance of its duties hereunder and to act in good faith in performing services provided for under this Agreement. PFPC shall be liable only for any damages arising out of PFPC's failure to perform its duties under this Agreement to the extent such damages arise out of PFPC's willful misfeasance, bad faith, negligence or reckless disregard of such duties, provided, however, that with respect to any activity outside of normal processing PFPC shall not be liable to the Funds, Portfolios or any shareholders of the Portfolios for any action or omission of PFPC in the absence of bad faith, willful misfeasance or gross negligence in the performance or disregard of PFPC's duties or obligations under this Agreement.

(b)    Notwithstanding anything in this Agreement to the contrary, (i) except to the extent caused by a failure of PFPC to maintain a reasonable disaster recovery and business continuity plan as required under Section 11, PFPC shall not be liable for losses, delays, failure, errors, interruption or loss of data occurring directly or indirectly by reason of circumstances beyond its reasonable control, including without limitation acts of God; action or inaction of civil or military authority; public enemy; war; terrorism; riot; fire; flood; sabotage; epidemics; interruption; loss or malfunction of utilities, transportation, computer or communications capabilities; insurrection; elements of nature; or non-performance by an unaffiliated third party; and (ii) PFPC shall not be under any duty or obligation to inquire into and shall not be liable for the validity or invalidity, authority or lack thereof, or truthfulness or accuracy or lack thereof, of any instruction, direction, notice, instrument or other information which PFPC reasonably believes to be genuine.

(c)    Notwithstanding anything in this Agreement to the contrary, neither PFPC nor its affiliates, nor the Funds or Portfolios shall be liable for any consequential, special or indirect losses or damages, whether or not the likelihood of such losses or damages was known by such party. Notwithstanding this subsection, any monies required to be paid to a Portfolio or shareholders of a Portfolio, or any reprocessing costs required to be expended, pursuant to the Funds' NAV Error Correction Policy, which is included in the Funds' Procedures for the Valuation of Portfolio Securities (the "Valuation Procedures"), shall not be considered consequential, special or indirect losses or damages.

(d)    Each party shall have a duty to mitigate damages for which the other party may become responsible.

(e)    The provisions of this Section 14 shall survive termination of this Agreement.
15.    Description of Accounting Services on a Continuous Basis. PFPC will perform the following accounting services with respect to each Portfolio:

(i)    Journalize investment, capital share and income and expense activities in conformance with generally accepted accounting practice ("GAAP"), the SEC's Regulation S-X (or any successor regulation) and the Internal Revenue Code of 1986, as amended (or any successor laws) (the "Code");

(ii)    Verify investment buy/sell trade tickets when received from the investment adviser for a Portfolio (the "Adviser");

(iii)    Provide the Trust or Administrator with unadjusted Fund data directly from the portfolio accounting system for any business day and other data reasonably requested for the preparation of the Funds' periodic financial statements;

(iv)    Maintain individual ledgers for investment securities;

(v)    Maintain historical tax lots for each security;

(vi)    Reconcile cash and investment balances with the Custodian, and provide the Adviser with the beginning cash balance available for investment purposes daily;

(vii)    Update the cash availability throughout the day as required by the Adviser;

(viii)    Post to and prepare, daily, the general ledger and trial balance;

(ix)    Calculate various contractual expenses (e.g., advisory and custody fees);

(x)    Make such adjustment over such periods as instructed by the Administrator deems necessary to reflect over-accruals or under-accruals of estimated expenses or income;

(xi)    Notify an officer of the Fund of any proposed adjustment to the expense accruals (however PFPC is not responsible for the accuracy of expense budgets prepared by the Fund);

(xii)    Control all disbursements and authorize and direct the payment of such disbursements upon Written Instructions;

(xiii)    Obtain security market quotes from independent pricing services approved by the Adviser, or if such quotes are unavailable, then obtain such prices from the Adviser, and in either case calculate the market value of each Portfolio's Investments in accordance with the Funds' Valuation Procedures;

(xiv)    Perform the duties and functions of the Fund Accountant specified in the Funds' Valuation Procedures;

(xv)    Report to the Fund and Administrator within 15 days after the end of each calendar month, PFPC's compliance for the prior month with the written service level standards agreed upon from time to time by the Funds and PFPC (the "Service Standards");

(xvi)    Transmit or mail a copy of the daily portfolio valuation to the Adviser;

(xvii)    Compute net asset value with the frequency prescribed in each Fund's then-current Prospectus and communicate such information to the Funds or other persons as instructed by the Funds;

(xviii)    As appropriate, communicate system-generated SEC and money market 7-day yields to the Funds or other persons as instructed by the Funds; and

(xix)    PFPC shall provide to the Fund the DataPath internet access services as set forth on Exhibit B attached hereto and made a part hereof.
16.    Duration and Termination.

(a)    Initial Term and Renewal Terms. This Agreement shall expire on December 31, 2005 unless earlier terminated as provided below. Upon the expiration of the Initial Term, this Agreement shall automatically renew for successive one-year terms ("Renewal Terms"). Either party may terminate the Agreement effective at the end of the Initial Term or any Renewal Term by providing written notice to the other of its intent not to renew. Such notice must be received not later than ninety (90) days prior to the expiration of the Initial Term or the then current Renewal Term. If this Agreement is terminated with respect to less than all of the Funds or Portfolios, this Agreement shall remain in full force and effect with respect to the remaining Funds or Portfolios.

(b)    Termination for Cause by the Funds. The Funds may terminate this Agreement for cause in the event that: (i) PFPC, its employees or agents fail or becomes unable to materially perform the services under the Agreement, including material failure of its operations capability for any reason other than the actions of the Funds, unaffiliated third parties or as provided in Section 11 herein; or (ii) during the Initial Term or any Renewal Term, PFPC fails to meet the service standards established in this Agreement or an Addendum for (A) a period of four (4) consecutive months or (B) any six (6) months in a twelve (12) month period.

(c)    Default and Cure. If either of the parties to this Agreement defaults in the performance of its duties or obligations under this Agreement, and such default has a material effect on the other party, then the non-defaulting party may give notice to the defaulting party specifying the nature of the default in sufficient detail to permit the defaulting party to identify and cure the default within thirty (30) days of receipt of such notice, or within such longer periods as the parties may agree is necessary for such cure. If the defaulting party fails to cure the default within the 30-day cure period (or such other time as agreed to by the parties, then the non-defaulting party may terminate this Agreement immediately upon written notice to the defaulting party.

(d)    Immediate Termination. Either party may terminate this Agreement by written notice to the other party, effective at any time specified therein, in the event that bankruptcy, insolvency, dissolution or liquidation proceedings of any nature are instituted by or against the other party and such proceedings are not discharged within thirty (30) days. Either party may immediately terminate this Agreement if the other party has discontinued all or a significant portion of its business operations.

(e)    Partial Termination.

(i)    The parties agree that any termination in accordance with this Section 16 may be complete, or may only affect specifically identified Fund(s) or Portfolio(s), at the discretion of the party giving notice of termination

(ii)    The Funds may immediately terminate this Agreement, without penalty, as to one or more Portfolio(s) that re liquidated, dissolved, merged or reorganized, into an existing Portfolio of the Fund ("Terminated Fund"), provided that, in the case of a merger or reorganization, the Portfolio into which the Terminated Fund is merged or reorganized is a Portfolio under this Agreement.

(f)    Partial or Complete Termination. Notwithstanding Section 16(a), after June 30, 2004, this Agreement may be terminated with respect to any or all Portfolios by the Board(s) if at any time Wells Fargo & Company directly or indirectly acquires, is acquired by, merges, consolidates or otherwise reorganizes with (a "Reorganization") any company and immediately thereafter (i) Wells Fargo & Company or its successor controls or is under common control with any company that provides in the normal course of business the services listed in Section 15, whether generally to the mutual fund industry or only to mutual funds advised or sponsored by its affiliates, or (ii) Wells Fargo & Company or an affiliate of it advises a family of mutual funds for which the services listed in Section 15 are performed by a company not affiliated with Wells Fargo & Company or PFPC. Such termination may be made at any time after the occurrence of the event described in the preceding clauses by the Board on 90 days written notice to PFPC. In the event that the Funds elect to terminate this Agreement pursuant to this Section 16(f) with respect to a Portfolio, the applicable Fund shall pay PFPC a "multiplier" times the greater of (x) the monthly average fees due to PFPC under this Agreement during the last three whole months prior to the Reorganization for providing services to the terminating Portfolio and (y) the monthly average fees paid to PFPC for providing services to the terminating Portfolio during the last three whole months prior to delivery of the notice of termination. For purposes of this clause, the multiplier will equal the number of months remaining on the Initial Term or Renewal Term of this Agreement at the time that PFPC is no longer providing services to the Portfolio under this Agreement divided by three.

(g)    Costs When Funds Terminate. Should the Funds exercise their right to terminate pursuant to subsection (b), (c) or (d) of this Section 16, PFPC and the Funds agree that all direct out-of-pocket expenses or costs associated with the movement of records and material will be borne by PFPC.

(h)    Costs When PFPC Terminates or the Term Ends. If this Agreement terminates at the end of the term specified in Section 16(a) of this Agreement, or PFPC exercises its right to terminate pursuant to subsections (c) or (d) of this Section 16, or the Funds exercise their right to terminate pursuant to subsection (e) or (f) of this Section 16, the Funds agree that all direct out-of-pocket expenses or costs associated with the movement of records and materials will be borne by the Funds.
17.    Notices. Notices shall be address (a) if to PFPC, at 400 Bellevue Parkway, Wilmington, Delaware 19809, Attention: President; (b) if to the Wells Fargo Fund Trust, Wells Fargo Master Trust, or Wells Fargo Variable Trust, at 525 Market Street, 12th Floor, MAC-A0103-121, San Francisco, CA 94105, Attention: Karla M. Rabusch; or (c) at such other address as shall have been given by like notice to the sender of any such notice or other communication by the other party. If notice is sent by confirming telegram, cable, telex or facsimile sending device, it shall be deemed to have been given immediately. If notice is sent by first-class mail, it shall be deemed to have been given three days after it has been mailed. If notice is sent by messenger, or express delivery, it shall be deemed to have been given on the day it is delivered.

18.    Amendments. This Agreement, or any term thereof, may be changed or waived only by written amendment, signed by the party against whom enforcement of such change or waiver is sought, except that a Fund, upon the Fund's creation of a new Portfolio or dissolution of an existing Portfolio, may add such Portfolio(s) to, or delete such Portfolio(s) from, Exhibit A by providing at least thirty (30) days' advance written notice to PFPC. PFPC may reject any proposed additions by written notice within ten (10) business days after receiving written notice of the proposed addition, and the parties agree to periodically re-execute Schedule A to reflect the current list of Portfolios. PFPC may waive the requirement of the provision of the foregoing thirty and ten business day notice periods in its sole discretion.

19.    Delegation; Assignment. PFPC may not assign or delegate its rights and duties hereunder to any wholly- or majority-owned direct or indirect subsidiary of The PNC Financial Services Group, Inc., without prior written notice to and consent of the Funds, which consent shall not be unreasonably withheld (and if the Funds do not respond within 30 days after receipt of the notice provided by PFPC, the Funds' consent may be deemed to be provided) and provided further that: (i) the delegate or (assignee) agrees with PFPC and the Funds to comply with all relevant provisions of this Agreement and the 1940 Act and Securities Laws; and (ii) PFPC and such delegate (or assignee) promptly provide such information as the Fund may reasonably request, and respond to such reasonable questions as the Funds may ask, relative to the delegation (or assignment), including (without limitation) the capabilities of the delegate (or assignee). Any other assignment or delegation by PFPC is prohibited without the express written consent of the Funds prior to the assignment or delegation. Any Fund may assign its rights under this Agreement to any successor Fund, provided that PFPC is given notice of the assignment.

20.    Counterparts. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

21.    Further Actions. Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof.

22.    SAS-70 Report. PFPC shall have an audit of its operations performed in accordance with the AICPA's Statement of Auditing Standards No. 70 (SAS-70). PFPC shall send a copy of its SAS-70 report directly to the Funds upon its completion.

23.    Miscellaneous.

(a)    Notwithstanding anything in this Agreement to the contrary, each Fund agreement to make any modifications to its registration statement or adopt or modify any policies which would affect materially the obligations or responsibilities of PFPC hereunder without the prior written approval of PFPC, which approval shall not be unreasonably withheld or delayed. The parties agree that a modification to a registration statement simply to add or delete a Portfolio or Class of a Portfolio shall not be construed as materially affecting the obligations or responsibilities of PFPC hereunder.

(b)    Except as expressly provided in this Agreement, PFPC hereby disclaims all representations and warranties, express or implied, made to the Funds or any other person, including, without limitation, any warranties regarding quality, suitability, merchantability, fitness for a particular purpose or otherwise (irrespective of any course of dealing, custom or usage of trade), of any services or any goods provided incidental to services provided under this Agreement. PFPC disclaims any warranty of title or non-infringement except as otherwise set forth in this Agreement.

(c)    This Agreement embodies the entire agreement and understanding between the respective parties and supersedes all prior agreements and understandings relating to the subject matter hereof, provided that the parties may embody in one or more separate documents their agreement, if any, with respect to delegated duties. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. Notwithstanding any provision hereof, the services of PFPC are not, nor shall they be, construed as constituting legal advice or the provision of legal services for or on behalf of the Funds or any other person.

(f)    This Agreement shall be deemed to be a contract made in Delaware and governed by Delaware law, without regard to principles of conflicts of law.

(g)    If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and permitted assigns.

(h)    The facsimile signature of any party to this Agreement shall constitute the valid and binding execution hereof by such party.

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.

PFPC INC.

By: /s/ Neal J. Andrews
Name: Neal J. Andrews
Title: Senior Vice President

WELLS FARGO FUNDS TRUST

By: /s/ Karla M. Rabusch
Name: Karla M. Rabusch
Title: Treasurer

WELLS FARGO MASTER TRUST

By: /s/ Karla M. Rabusch
Name: Karla M. Rabusch
Title: Treasurer

WELLS FARGO VARIABLE TRUST

By: /s/ Karla M. Rabusch
Name: Karla M. Rabusch
Title: Treasurer

EXHIBIT A

Portfolios

            THIS EXHIBIT A, dated as of the date set forth below, is Exhibit A to that certain Accounting Services Agreement dated as of September 1, 2002 between PFPC Inc. and each of WELLS FARGO FUNDS TRUST, WELLS FARGO MASTER TRUST and WELLS FARGO VARIABLE TRUST.

WELLS FARGO FUNDS TRUST

Names of Portfolios                                                                                                   Existing Classes

Effective 10/1/2002

SIFE Specialized Financial Services Fund                                                                         A, B, C

Effective 11/29/2002

High Yield Bond Fund                                                                                                      A, B, C

To be Converted from Forum on a Date to be Determined

Asset Allocation Fund                                                                                                   A, B, C, Institutional
California Limited Term Tax-Free Fund                                                                         A, C, Institutional
California Tax-Free Fund                                                                                              A, B, C, Institutional
California Tax-Free Money Market Fund                                                                      A, Service
California Tax-Free Money Market Trust                                                                      Single Class
Cash Investment Money Market Fund                                                                           Service, Institutional
Colorado Tax-Free Fund                                                                                               A, B, Institutional
Diversified Bond Fund                                                                                                   Institutional
Diversified Equity Fund                                                                                                 A, B, C, Institutional
Diversified Small Cap Fund                                                                                           Institutional
Equity Income Fund                                                                                                      A, B, C, Institutional
Equity Index Fund                                                                                                         A, B
Equity Value Fund                                                                                                        A, B, C, Institutional
Government Institutional Money Market Fund                                                               Institutional
Government Money Market Fund                                                                                 A, Service
Growth Balanced Fund                                                                                                 A, B, C, Institutional
Growth Equity Fund                                                                                                     A, B, C, Institutional
Growth Fund                                                                                                               A, B, Institutional
Income Fund                                                                                                               A, B, Institutional
Income Plus Fund                                                                                                        A, B, C
Index Allocation Fund                                                                                                  A, B, C
Index Fund                                                                                                                  Institutional
Intermediate Government Income Fund                                                                       A, B, C, Institutional
International Equity Fund                                                                                             A, B, C, Institutional
Large Cap Appreciation Fund                                                                                     A, B, C, Institutional
Large Company Growth Fund                                                                                     A, B, C, Institutional
Limited Term Government Income Fund                                                                      A, B, Institutional
Liquidity Reserve Money Market Fund                                                                        Investor
Mid Cap Growth Fund                                                                                                A, B, C
Minnesota Money Market Fund                                                                                  A
Minnesota Tax-Free Fund                                                                                           A, B, Institutional
Moderate Balanced Fund                                                                                             Institutional
Money Market Fund                                                                                                   A, B
Money Market Trust                                                                                                   Single Class
Montgomery Small Cap Fund                                                                                     A, B, C, Institutional
National Limited Term Tax-Free Fund                                                                        Institutional
National Tax-Free Fund                                                                                             A, B, C, Institutional
National Tax-Free Institutional Money Market Fund                                                   Service, Institutional
National Tax-Free Money Market Fund                                                                     A
National Tax-Free Money Market Trust                                                                    Single Class
Nebraska Tax-Free Fund                                                                                          Institutional
Outlook Today Fund                                                                                                 A, B, C, Institutional
Outlook 2010 Fund                                                                                                   A, B, C, Institutional
Outlook 2020 Fund                                                                                                   A, B, C, Institutional
Outlook 2030 Fund                                                                                                   A, B, C, Institutional
Outlook 2040 Fund                                                                                                   A, B, C, Institutional
Overland Express Sweep Fund                                                                                  Single Class
Prime Investment Institutional Money Market Fund                                                     Institutional
Prime Investment Money Market Fund                                                                      Service
Small Cap Growth Fund                                                                                           A, B, C, Institutional
Small Cap Opportunities Fund                                                                                   Institutional
Small Company Growth Fund                                                                                   Institutional
Small Company Value Fund                                                                                     A, B, C, Institutional
Specialized Health Sciences Fund                                                                             A, B, C
Specialized Technology Fund                                                                                   A, B, C
Stable Income Fund                                                                                                 A, B, Institutional
Strategic Growth Allocation Fund                                                                             Institutional
Strategic Income Fund                                                                                              Institutional
Tactical Maturity Bond Fund                                                                                    Institutional
Treasury Plus Institutional Money Market Fund                                                        Service, Institutional
Treasury Plus Money Market Fund                                                                          A
WealthBuilder Growth Balanced Portfolio                                                                Single Class
WealthBuilder Growth and Income Portfolio                                                            Single Class
WealthBuilder Growth Portfolio                                                                               Single Class
100% Treasury Money Market Fund                                                                      A, Service

To be effective upon Fund Launch:

Inflation-Protected Bond Fund                                                                                 A, B, C, Institutional
Montgomery Emerging Markets Focus Fund                                                            A, B, C, Institutional
Montgomery Institutional Emerging Markets Fund                                                    Select Class
Montgomery Short Duration Government Bond Fund                                              A, B, C, Institutional
Montgomery Small Cap Fund                                                                                 A, B, C, Institutional
Montgomery Total Return Bond Fund                                                                     A, B, C, Institutional, Select

WELLS FARGO MASTER TRUST

Names of Portfolios Existing Classes

To Be Converted from Forum on a Date to be Determined:

Disciplined Growth Portfolio                                                                                   Single Class
Equity Income Portfolio                                                                                          Single Class
Index Portfolio                                                                                                       Single Class
International Equity Portfolio                                                                                   Single Class
Large Cap Appreciation Portfolio                                                                           Single Class
Large Company Growth Portfolio                                                                           Single Class
Managed Fixed Income Portfolio                                                                            Single Class
Small Cap Basic Value Portfolio                                                                             Single Class
Small Cap Index Portfolio                                                                                       Single Class
Small Company Growth Portfolio                                                                            Single Class
Small Company Value Portfolio                                                                               Single Class
Stable Income Portfolio                                                                                           Single Class
Strategic Value Bond Portfolio                                                                                 Single Class
Tactical Maturity Bond Portfolio                                                                               Single Class

WELLS FARGO VARIABLE TRUST

Names of Portfolios                                                                                         Existing Classes

To be Converted from Forum on a Date to be Determined:

Asset Allocation Fund                                                                                             Single Class
Corporate Bond Fund                                                                                             Single Class
Equity Income Fund                                                                                                Single Class
Equity Value Fund                                                                                                   Single Class
Growth Fund                                                                                                           Single Class
International Equity Fund                                                                                         Single Class
Large Company Growth Fund                                                                                 Single Class
Money Market Fund                                                                                               Single Class
Small Cap Growth Fund                                                                                          Single Class

The parties to this Agreement periodically re-execute Schedule A to reflect the current list of Portfolios.

WELLS FARGO FUNDS TRUST

BY: ______________________

Name: ______________________

Title: ______________________

Re-executed on ___________, 200___

WELLS FARGO MASTER TRUST

BY: ______________________

Name: ______________________

Title: ______________________

Re-executed on ___________, 200___

WELLS FARGO VARIABLE TRUST

BY: ______________________

Name: ______________________

Title: ______________________

Re-executed on ___________, 200___

PFPC INC.

BY: ______________________

Name: ______________________

Title: ______________________

Re-executed on ___________, 200___

EXHIBIT B

PFPC DataPath Access Services

1.    PFPC Services

PFPC shall:

(a)    Provide internet access to PFPC DataPath ("DataPath") at www.pfpcdatapath.com or other site operated by PFPC (the "Site") for Fund portfolio data otherwise supplied by PFPC to Fund service providers via other electronic and manual methods. Types of information to be provided on the Site include: (i) data relating to portfolio securities,.(ii) general ledger balances and (iii) net asset value-related data, including NAV and net asset, distribution and yield detail (collectively, the "Accounting Services");

(b)    Supply each of the Authorized Persons ("Users") with a logon ID and Password;

(c)    Provide to Users access to the information listed in subsection (a) above using standard inquiry tools and reports. With respect to the Accounting Services, Authorized Users will be able to modify standard inquiries to develop user-defined inquiry tools; however, PFPC will review computer costs for running user-defined inquiries and may assess surcharges for those requiring excessive hardware resources. In addition, costs for developing custom reports or enhancements are not included in the fees set forth in Section 12 of the Agreement and will be billed separately;

(d)    Utilize a form of encryption that is generally available to the public in the U.S. for standard internet browsers and establish, monitor and verify firewalls and other security features (commercially reasonable for this type of information and these types of users) and exercise commercially reasonable efforts to attempt to maintain the security and integrity of the Site; and

(e)    Monitor the telephone lines involved in providing the Accounting Services and inform the Fund promptly of any malfunctions or service interruptions.
2.    Duties of the Fund and the Users

        The Fund and/or the Users, as appropriate, shall:

(a)    Provide and maintain a web browser supporting Secure Sockets Layer 128-bit encryption; and

(b)    Keep logon IDs and passwords confidential and notify PFPC immediately in the event that a logon ID or password is lost, stolen or if you have reason to believe that the logon ID and password are being used by an unauthorized person.

3.    Standard of Care; Limitations of Liability

(a)    The Fund acknowledges that the Internet is an "open," publicly accessible network and not under the control of any party. PFPC's provision of Accounting Services is dependent upon the proper functioning of the Internet and services provided by telecommunications carriers, firewall providers, encryption system developers and others. The Fund agrees that PFPC shall not be liable in any respect for the actions or omissions of any third party wrongdoers (i.e., hackers not employed by such party or its affiliates) or of any third parties involved in the Accounting Services and shall not be liable in any respect for the selection of any such third party, unless that selection constitutes a breach of PFPC's standard of care set forth in Section 14 of the Agreement.

(b)    Without limiting the generality of the foregoing or limiting the applicability of any other provision of this Exhibit B or the Agreement, including Sections 11, 14(a) and 14(b), PFPC shall not be liable for delays or failures to perform any of the Accounting Services or errors or loss of data occurring by reason of circumstances beyond such party's control, which may include: functions or malfunctions of the internet or telecommunications services, firewalls, encryption systems or security devices.

WELLS FARGO FUNDS
FUND ACCOUNTING SERVICE STANDARDS

Criteria 1: Net Asset Value per Share (NAV) Accuracy-Reporting to Transfer Agent

Number of Accurate NAV's Reported to the Transfer Agent divided by the Total Number of NAV's Required to Report to the Transfer Agent (excluding Money Market
Funds) 99.7%

-    "NAV" for this purpose is class net assets divided by total class shares outstanding and includes dividend factors. An NAV is not accurate if, upon recalculation, the change in the reported extended class NAV is greater than a full penny and, with respect to dividend factors, any revision to previously reported data requires the Transfer Agent to reprocess shareholder account data.

-    Numerator and denominator include (i) NAV's affected by non-controllable information and (ii) Feeder funds delayed due to Master Portfolio accounting issues related to non-controllable information.

-    Each NAV error is treated as and NAV error only once (i.e., if an error lasts more than one business day before it is discovered, it is treated as one error and excluded from both the numerator and denominator in the calculation after the first day).

Criteria 2: NAV Accuracy-Reported to NASDAQ

Number of accurate NAV's Reported to NASDAQ divided by Number of Total NAV's Required to be Reported to NASDAQ (excluding Money Market Funds) 99.7%

-    NAV for this purpose is class net assets divided by total class shares outstanding and includes dividend factors. An NAV is not accurate if, upon recalculation, the NAV difference is greater than a full penny and, with respect to dividend factors, any revision to previously reported data required the Transfer Agent to reprocess shareholder account data

-    Numerator and denominator include (i) NAV's affected by non-controllable information and (ii) Feeder funds delayed due to Master Portfolio accounting issues related to non-controllable information.

-    Each NAV error is treated as an NAV error only once (i.e., if an error lasts more than one business day before it is discovered, it is treated as one error and excluded from both the numerator and denominator in the calculation after the first day).

Criteria 3: NAV and Dividend Factor Timeliness to Transfer Agent

Number of NAV and Dividend Factor transmissions to Transfer Agent by designated time divided by Required Number of NAV and Dividend Factor transmissions 99.7%

-    NAV for this purpose is class net assets divided by class total shares outstanding.

-    Designated time is 7:00 p.m. ET.

-    Numerator and denominator include (i) NAV's affected by non-controllable information and (ii) Feeder funds delayed due to accounting issues related to Master Portfolio non-controllable information.

Criteria 4: Cash Availability Reporting

Timely Cash Availability Reports ("CAR") to Investment Advisers
Divided by Number of Funds Requiring Cash Availability Reporting 99.7%

Accurate Cash Availability Reports to Investment Advisers
Divided by Number of Funds Requiring Cash Availability Reporting 95%

-    Timely CAR means (i) notwithstanding any other clause to the contrary, with respect to any Fund or Master portfolio participating in a "consolidated repurchase agreement," within two hours and fifteen minutes after receipt of final transfer agency capital transaction reporting, (ii) with respect to a stand-alone fund with a single investment adviser, within one half hour of receipt of final transfer agency capital transaction reporting, (iii) with respect to a stand-alone fund with more than one investment adviser, within two hours of receipt of final transfer agency capital transaction reporting, (iv) with respect to a non-money market Master Portfolio within one hour after receipt of final transfer agency capital transaction reporting and (v) with respect to a money market Feeder fund, or Master Portfolio with no more than three relationships, within one half hour after receipt of final transfer agency capital transactions reporting.

-    Accurate CAR means errors controllable by PFPC that resulted in an overdraft to a Fund

-    Numerator and denominator include (i) funds affected by non-controllable information and (ii) Master Portfolios delayed due to Feeder fund accounting issues related to non-controllable information.

Criteria 5: Monthly Reporting Proof Package Timeliness

Funds for Which Monthly Proofs are Completed by the 15th Calendar Day
Of the Month divided by Number of Funds 95%

-    Monthly proof means balance sheet review and monthly reconciliation of portfolio with the Custodian.

-    Numerator and denominator include (i) funds affected by non-controllable information and (ii) Feeder funds affected by Master Portfolio non-controllable information.

General Definitions

"Transfer Agent" means Boston Financial Data Services, Inc. and does not include other persons to which PFPC communicates fund information.

The numerator and denominator are calculated daily and the quotient is reported on a cumulative monthly and rolling twelve month basis.

Denominator includes those NAV's for classes of shares that have direct shareholder investment for criteria 1, 2, and 3.

September 1, 2002

WELLS FARGO FUNDS TRUST
WELLS FARGO MASTER TRUST
WELLS FARGO VARIABLE TRUST

            Re: Accounting Service Fees

Dear Sir/Madam:

            This letter constitutes our agreement with respect to compensation to be paid to PFPC Inc. ("PFPC") under the terms of an Accounting Services Agreement dated September 1, 2002 between each of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Funds" and individually a "Fund") and PFPC (the "Agreement") as amended from time to time for services provided on behalf of each of the Fund's investment portfolios ("Portfolios"). Pursuant to Paragraph 12 of the Agreement, and in consideration of the services to be provided to each Portfolio, the Funds will pay PFPC an annual accounting services fee to be calculated daily and paid monthly as set forth below, subject to the following assumptions being in place within one year of the date of this letter:

-    Wells Fargo Funds Management will utilize the PFPC data warehouse. to access portfolio information including security positions, transactions, lots and NAV'S.
-    PFPC receives automated trade information from investment advisors.
-    PFPC receives automated fund share activity from the transfer agent (BFDS).
-    PFPC can secure files from the custodian (Wells Fargo Bank Minnesota N.A.) necessary to complete an automated reconciliation of cash and security positions.

If the above processes are not operational within one year, PFPC reserves the right to increase stated fees up to 10%.

Annual Complex Asset Based Fees:

            The following annual fee will be calculated based upon the Portfolios' aggregate average net assets (excluding the Portfolios of the Wells Fargo Master Trust (the "Master Trust") and paid monthly:

.0057% (.57 basis points) for the first $85 billion of aggregate average net assets of the Portfolios; and,

.0025% (.25 basis points) on the aggregate average net assets of the Portfolios in excess of $85 billion.

Annual Base Fee:

            The annual base fee will be $20,000 per feeder, stand-alone and variable trust fund, per year, except that Portfolios of the Master Trust and the Wealthbuilder Funds will not be charged a base fee.

Monthly Multiple Class Fee*:

            The monthly multiple class fee per Portfolio will be $500 for each additional class beyond the first class of shares.

*This fee will be waived for the existing classes of shares of the existing Portfolios (as set forth in Exhibit A of this letter).

Monthly Multiple Manager Fee:

            The monthly multiple Sub-Advisor fee will not include the first manager but will be calculated and paid monthly for each subsequent manager as follows:

$2,000 for the second Sub-Advisor in each Portfolio;
$1,500 for the third Sub-Advisor in each Portfolio, and
$500 per Sub-Advisor, for each manager beyond the third manager in each Portfolio.

Out-of-Pocket Expenses:

            The Funds will reimburse PFPC for out-of-pocket expenses incurred on a Portfolio's behalf, including, but not limited to, postage, telephone, telex, overnight express charges, deconversion costs, custom development costs, transmission expenses, travel expenses incurred for Board meeting attendance or other travel at the request of the Funds. In addition, out-of-pocket costs will include the costs to obtain independent security market quotes*, which currently are as follows:

Domestic Bonds	$0.40
Foreign Bonds	$0.55
Money Market Inst.	$0.40
CMO/Asset-backed	$0.80
Municipal Bonds	$0.45
Domestic Equities	$0.05
Foreign Equities	$0.40
Broker obtained quotes	$1.00

*These prices will be charged at the CUSIP level daily, and will not be charged for each holding.

Miscellaneous:

            Any fee or out-of-pocket expenses not paid within 30 days of the date of the original invoice will be charged a late payment fee of 1% per month until payment of the fees a received by PFPC.

            The fee for the period from the date hereof until the end of that year shall be prorated according to the proportion which such period bears to the full annual period.

            If the foregoing accurately sets forth our agreement and you intend to be legally bound thereby, please execute a copy of this letter and return it to us.

Very truly yours,

PFPC INC.

By: /s/ Neal J. Andrews
 Name: Neal J. Andrews
Title: Senior Vice President

Agreed and Accepted:

WELLS FARGO FUNDS TRUST

By: /s/ Karla M. Rabusch
Name: Karla M. Rabusch
Title: Treasurer

WELLS FARGO MASTER TRUST

By: /s/ Karla M. Rabusch
Name: Karla M. Rabusch
Title: Treasurer

WELLS FARGO VARIABLE TRUST

By: /s/ Karla M. Rabusch
Name: Karla M. Rabusch
Title: Treasurer

EXHIBIT A

Portfolios

THIS EXHIBIT A, dated as of October 1, 2002, is Exhibit A to the Fee Letter dated as of September 1, 2002 between PFPC INC. and each of WELLS FARGO FUNDS TRUST, WELLS FARGO MASTER TRUST and WELLS FARGO VARIABLE TRUST.

WELLS FARGO FUNDS TRUST
Names of Portfolios	Existing Classes
Effective 10/1/2002
SIFE Speciailzed Financial Services Fund	A, B, C
To be Converted from Forum on a Date to be Determined
Asset Allocation Fund	A, B, C, Institutional
California Limited Term Tax-Free Fund	A, C, Institutional
California Tax-Free Fund	A, B, C, Institutional
California Tax-Free Money Market Fund	A, Service
California Tax-Free Money Market Trust	Single Class
Cash Investment Money Market Fund	Service, Institutional
Colorado Tax-Free Fund	A, B, Institutional
Diversified Bond Fund	Institutional
Diversified Equity Fund	A, B, C, Institutional
Diversified Small Cap Fund	Institutional
Equity Income Fund	A, B, C, Institutional
Equity Index Fund	A, B, O
Equity Value Fund	A, B, C, Institutional
Government Institutional Money Market Fund	Institutional
Government Money Market Fund	A, Service
Growth Balanced Fund	A, B, C, Institutional
Growth Equity Fund	A, B, C, Institutional
Growth Fund	A, B, Institutional
Income Fund	A, B, Institutional
Income Plus Fund	A, B, C
Index Allocation Fund	A, B, C
Index Fund	Institutional
Intermediate Government Income Fund	A, B, C, Institutional
International Equity Fund	A, B, C, Institutional
Large Cap Appreciation Fund	A, B, C, Institutional
Large Company Growth Fund	A, B, C, Institutional
Limited Term Government Income Fund	A, B, Institutional
Liquidity Reserve Money Market Fund	Investor
Mid Cap Growth Fund	A, B, C
Minnesota Money Market Fund	A
Minnesota Tax-Free Fund	A, B, Institutional
Moderate Balanced Fund	Institutional
Money Market Fund	A, B
Money Market Trust	Single Class
National Limited Term Tax-Free Fund	Institutional
National Tax-Free Fund	A, B, C, Institutional
National Tax-Free Institutional Money Market Fund	Service, Institutional
National Tax-Free Money Market Fund	A
National Tax-Free Money Market Trust	Single Class
Nebraska Tax-Free Fund	Institutional
OTC Growth Fund	O
Outlook Today Fund	A, B, C, Institutional
Outlook 2010 Fund	A, B, C, Institutional
Outlook 2020 Fund	A, B, C, Institutional
Outlook 2030 Fund	A, B, C, Institutional
Outlook 2040 Fund	A, B, C, Institutional
Overland Express Sweep Fund	Single Class
Prime Investment Institutional Money Market Fund	Institutional
Money Market Fund	Institutional
Prime Investment Money Market Fund	Service
Small Cap Growth Fund	A, B, C, Institutional
Small Cap Opportunities Fund	Institutional
Small Company Growth Fund	Institutional
Small Company Value Fund	A, B, C, Institutional
Specialized Health Sciences Fund	A, B, C
Specialized Technology Fund	A, B, C
Stable Income Fund	A, B, Institutional
Strategic Growth Allocation Fund	Institutional
Strategic Income Fund	Institutional
Tactical Maturity Bond Fund	Institutional
Treasury Plus Institutional Money Market Fund	Service, Institutional
Treasury Plus Money Market Fund	A
WealthBuilder Growth Balanced Portfolio	Single Class
WealthBuilder Growth and Income Portfolio	Single Class
WealthBuilder Growth Portfolio	Single Class
100% Treasury Money Market Fund	A, Service

WELLS FARGO MASTER TRUST
Names of Portfolios	Existing Classes
To be Converted from Forum on a Date to be Determined
Disciplined Growth Portfolio	Single Class
Equity Income Portfolio	Single Class
Index Portfolio	Single Class
International Equity Portfolio	Single Class
Large Cap Appreciation Portfolio	Single Class
Large Cap Value Portfolio	Single Class
Large Company Growth Portfolio	Single Class
Managed Fixed Income Portfolio	Single Class
Small Cap Basic Value Portfolio	Single Class
Small Cap Index Portfolio	Single Class
Small Cap Value Portfolio	Single Class
Small Company Growth Portfolio	Single Class
Small Company Value Portfolio	Single Class
Stable Income Portfolio	Single Class
Strategic Value Bond Portfolio	Single Class
Tactical Maturity Bond Portfolio	Single Class

WELLS FARGO VARIABLE TRUST
Names of Portfolios	Existing Classes
To be Converted from Forum on a Date to be Determined
Asset Allocation Fund	Single Class
Corporate Bond Fund	Single Class
Equity Income Fund	Single Class
Equity Value Fund	Single Class
Growth Fund	Single Class
International Equity Fund	Single Class
Large Company Growth Fund	Single Class
Money Market Fund	Single Class
Small Cap Growth Fund	Single Class

EX-99.B(h)(5)(viii)

AMENDMENT TO
EXHIBIT A

            The Participation Agreement (the "Agreement"), dated August 20, 2001, by and among Wells Fargo Variable Trust, The Lincoln National Life Insurance Company and Stephens Inc. is hereby amended as follows:

            Exhibit A of the Agreement is hereby deleted in its entirety and replaced with the attached:

            IN WITNESS WHEREOF, each of the parties hereto has caused this Amendment to Exhibit A to be executed in its name and behalf of its duly authorized officer on the date specified below. All other terms and provisions of the Agreement not amended herein shall remain in full force and effect.

Wells Fargo Variable Trust

By: /s/ C. David Messman

Name: C. David Messman
Title: Secretary

The Lincoln National Life Insurance Company

By: /s/ Steven M. Kluever

Name: Steven M. Kluever
Title: Second Vice President

Stephens Inc.

By: /s/ Richard H. Blank

Name: Richard H. Blank
Title: Vice President

AMENDMENT TO
EXHIBIT A
as of May 21, 2002

Separate Accounts and Contracts
Subject to the Participation Agreement

Separate Account(s):

Lincoln National Variable Annuity Account C
Lincoln Life Variable Annuity Account W

Contracts:

Wells Fargo New Directions Core
Wells Fargo New Directions Access
Wells Fargo New Directions Access 4
MultiFund 5

EX-99.B(5)(ix)

PARTICIPATION AGREEMENT
By and Among

WELLS FARGO VARIABLE TRUST
And
PRINCIPAL LIFE INSURANCE COMPANY
And
STEPHENS INC.

            THIS AGREEMENT, made and entered into this 1st day of May, 2002, by and among Principal Life Insurance Company, an Iowa corporation (the "Company") on behalf of each separate account of the Company named in Exhibit A to this Agreement, as may be amended from time to time (each separate account, a "Separate Account"), and Wells Fargo Variable Trust, an open-end diversified management investment company organized under the laws of the State of Delaware (the "Trust"), and Stephens Inc., an Arkansas corporation (the "Underwriter").

            WHEREAS, the Trust engages in business as an open-end diversified, management investment company and was established for the purpose of serving as the investment vehicle for separate accounts established for variable life insurance contracts and variable annuity contracts to be offered by insurance companies which have entered into participation agreements substantially similar to this Agreement ("Participating Insurance Companies"); and

            WHEREAS, beneficial interests in the Trust are divided into several series of shares, each representing the interest in a particular managed portfolio of securities and other assets (each, a "Fund"); and

            WHEREAS, an order from the U.S. Securities and Exchange Commission (the "SEC" or "Commission"), dated September 28, 1998 (File No. 812-11158), grants Participating Insurance

            Companies and variable annuity separate accounts and variable life insurance separate accounts relief from the provisions of Sections 9(a), 13(a), 15(a) and 15(b) of the Investment Company Act of 1940, as amended (the "1940 Act") and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Trust to be sold to and held by variable annuity separate accounts and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and qualified pension and retirement plans ("Mixed and Shared Funding Order"), and

            WHEREAS, the Trust is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"); and

            WHEREAS, the Company has registered or will register certain variable annuity and variable life insurance contracts under the 1933 Act and named in Exhibit A to this Agreement, as it may be amended from time to time (the "Contracts"); and

            WHEREAS, the Separate Accounts are duly organized, validly existing segregated asset accounts, established by resolution of the Board of Directors of the Company under the insurance laws of the State of Iowa, to set aside and invest assets attributable to the Contracts; and

            WHEREAS, the Company has registered the Separate Accounts as unit investment trusts under the 1940 Act; and

            WHEREAS, the Underwriter is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (hereinafter the "1934 Act"), and is a member in good standing of the National Association of Securities Dealers, Inc. (hereinafter "NASD");

            WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Funds named in Exhibit B on behalf of the Separate Accounts to fund the Contracts, and the Underwriter is authorized to sell such shares to unit investment trusts such as the Separate Accounts at net asset value;

            NOW, THEREFORE, in consideration of their mutual promises, the Company, the Trust, and the Underwriter agree as follows:

ARTICLE 1    Sale of Trust Shares

1.1.    The Underwriter agrees to sell to the Company those shares of the Trust which the Company orders on behalf of the Separate Accounts, executing such orders on a daily basis at the net asset value next computed after receipt and acceptance by the Trust or its designee of the order for the shares of the Trust. For purposes of this Section 1.1, the Company shall be the designee of the Trust for receipt of such orders from each Separate Account and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice of such order by 8:30 a.m. Eastern Time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the relevant Fund calculates its net asset value.

1.2.   The Trust agrees to make its shares available indefinitely for purchase at the applicable net asset value per share by Participating Insurance Companies and their separate accounts on those days on which the Trust calculates its net asset value pursuant to rules of the SEC; provided, however, that the Board of Trustees of the Trust (hereinafter the "Trustees") may refuse to sell shares of any Fund to any person, or suspend or terminate the offering of shares of any Fund, if such action is required by law or by regulatory authorities having jurisdiction, or is, in the sole discretion of the Trustees, acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of any Fund.

1.3.    The Trust and the Underwriter agree that shares of the Trust will be sold only to Participating Insurance Companies and their separate accounts, and to qualified pension and retirement plans. No shares of the Trust will be sold to the general public.

1.4.    The Trust and the Underwriter will not sell Trust shares to any insurance company or separate account unless an agreement containing provisions substantially the same as Articles I, III, V, VII, and Section 2.8 of Article II of this Agreement are in effect to govern such sales.

1.5.    The Trust will not accept a purchase order from qualified pension or retirement plan if such purchase would make the plan shareholder an owner of 10 percent or more of the assets of a Fund unless such plan executes an agreement with the Trust governing participation in such Fund that includes the conditions set forth herein to the extent applicable. A qualified pension or retirement plan will execute an application containing an acknowledgment of this condition at the time of its initial purchase of shares of any Fund.

1.6.    The Trust agrees to redeem for cash, upon the Company's request, any full or fractional shares of the Trust held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt and acceptance by the Trust or its designee of the request for redemption. For purposes of this Section 1.6, the Company shall be the designee of the Trust for receipt of requests for redemption from each Separate Account and receipt by such designee shall constitute receipt by the Trust; provided the Trust receives notice of request for redemption by 9:30 a.m. Eastern Time on the next following Business Day. Payment shall be in federal funds transmitted by wire to the Company's account as designated by the Company in writing from time to time.

1.7.    Each purchase, redemption, and exchange order placed by the Company shall be placed separately for each Fund and shall not be netted with respect to any Fund. However, with respect to payment of the purchase price by the Company and of redemption proceeds by the Trust, the Trust will send one wire for all redemptions and the Company will transmit one payment for all purchases in accordance with Section 1.8.

1.8.    The Company agrees that purchases and redemptions of Fund shares offered by the then current prospectus of the Fund shall be made in accordance with the provisions of such prospectus. The Company agrees that net amounts available under the Contracts with the numbers listed on Schedule A attached hereto and incorporated herein by this reference as such Schedule A may be amended from time to time hereafter by mutual written agreement of all the parties may be invested in the Funds.

1.9.    In the event of purchases, the Company shall pay for shares by 2:00 p.m. Eastern Time on the next Business Day after an order to purchase the Shares is deemed to be received in accordance with the provisions of Section 1.1 hereof. In the event of redemptions, the Trust shall pay the redemption proceeds in accordance with the terms of the then-current prospectus for the Trust. All such payments shall be in federal funds transmitted by wire. For purposes of Section 2.4 and Section 2.11, upon receipt by the Trust of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Fund.

1.10.    Issuance and transfer of the Trust's shares will be by book entry only. Stock certificates will not be issued to the Company or any Separate Account. Purchase and redemption orders for Trust shares will be recorded in an appropriate title for each Separate Account or the appropriate subaccount of each Separate Account.

1.11.    The Trust shall furnish notice as soon as reasonably practicable to the Company of any income, dividends, or capital gain distributions payable on the Trust's shares. The Company hereby elects to receive all such dividends and distributions as are payable on the Fund shares in the form of additional shares of that Fund. The Company reserves the right to revoke this election and to receive all such dividends and distributions in cash. The Trust shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

1.12.    The Trust shall make the net asset value per share for each Fund available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 7:00 p.m. Eastern Time, each business day.

ARTICLE II    Representations and Warranties

2.1.    The Company represents and warrants that the Contracts are or will be registered under the 1933 Act, unless exempt therefrom, and that the Contracts will be issued and sold in compliance with all applicable federal and state laws. The Company further represents and warrants that: (i) it is an insurance company duly organized and in good standing under applicable law; (ii) it has legally and validly established each Separate Account as a segregated asset account under applicable state law and has registered each Separate Account as a unit investment trust in accordance with the provisions of the 1940 Act, unless exempt therefrom, to serve as segregated investment accounts for the Contracts; and (iii) it will maintain such registration, if required, for so long as any Contracts are outstanding. The Company shall amend any registration statement under the 1933 Act for the Contracts and any registration statement under the 1940 Act for the Separate Accounts from time to time as required in order to effect the continuous offering of the Contracts or as may otherwise be required by applicable law. The Company shall register and qualify the Contracts for sale in accordance with the securities laws of the various states only if, and to the extent, deemed necessary by the Company.

2.2.    Subject to Article VI hereof, the Company represents that the Contracts are currently and at the time of issuance will be treated as life insurance, endowment, or annuity contracts under applicable provisions of the Internal Revenue Code and that it will maintain such treatment and that it will notify the Trust and the Underwriter immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.

2.3.    The Company represents that any prospectus offering a Contract that is a life insurance contract where it is reasonably probable that such Contract would be a "modified endowment contract," as that term is defined in Section 7702A of the Internal Revenue Code will identify such Contract as a modified endowment contract (or policy).

2.4.    The Trust represents and warrants that Trust shares sold pursuant to this Agreement shall be registered under the 1933 Act and duly authorized for issuance in accordance with applicable law, and that the Trust is and shall remain registered under the 1940 Act for as long as the Trust shares are sold. The Trust shall amend the registration statement for its shares under the 1933 and the 1940 Acts from time to time as required in order to effect the continuous offering of its shares. The Trust shall register and qualify the shares for sale in accordance with the laws of the various states only if, and to the extent, deemed advisable by the Trust or the Underwriter.

2.5.    The Trust represents that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code, and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision). The Trust will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify as a Regulated Investment Company or that it might not so qualify as a Regulated Investment Company in the future.

2.6.    The Trust will use its best efforts to comply with any applicable state insurance laws or regulations, to the extent requested in writing by the Company, including the furnishing of information not otherwise available to the Company which is required by state insurance laws to enable the Company to obtain the authority needed to issue the Contracts in any state provided, however, that the Trust shall not be required to perform under this subparagraph if such performance would have a greater than de minimis negative effect on the Trust and/or other Participating Insurance Company.

2.7.    The Trust represents that it is and shall at all times remain in compliance with the laws of the state of Delaware to the extent required to perform this Agreement.

2.8.    The Trust represents and warrants that to the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, the Trust undertakes to have its Board of Trustees, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 ("Rule 12b-1 Plan") to finance distribution expenses. The Trust shall notify the Company immediately upon determining to finance distribution expenses pursuant to Rule 12b-1.

2.9.    The Trust represents that it is lawfully organized and validly existing and in good standing under the laws of Delaware and that it does and will comply with applicable provisions of the 1940 Act.

2.10.    The Trust represents and warrants that it and all of its trustees, officers, employees and other individuals/entities having access to the funds and/or securities of the Trust are and continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage as required currently by Rule 17g-1 of the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.

2.11.    The Underwriter represents and warrants that it is a member in good standing of the NASD and is registered as a broker-dealer with the SEC. The Underwriter further represents that it will sell and distribute the Trust's shares in accordance with all applicable federal and state securities laws, including without limitation the 1933 Act, the 1934 Act, and the 1940 Act.

2.12.    The Underwriter represents and warrants that the Trust's investment manager, Wells Fargo Bank, is exempt from registration as an investment adviser under all applicable federal and state securities laws and that the investment manager will perform its obligations to the Trust in accordance with any applicable state and federal securities laws.

ARTICLE III    Prospectuses and Proxy Statements; Voting

3.1.    The Underwriter shall provide the Company at least one (1) complete copy of all SEC registration statements, the Trust's current prospectus, reports, any preliminary and final proxy material, and all amendments to any of the foregoing that relate to the Trust contemporaneously with the filing of such documentation with the SEC or other regulatory authority. The Trust shall provide such documentation including a final copy of a current prospectus in a camera ready copy at the Trust's expense, and other assistance as is reasonably necessary in order for the Company at least annually (or more frequently if the Trust's prospectus is amended more frequently) to have the new prospectus for the Contracts and the Trust's new prospectus printed together in one document. The trust shall provide such copies to the Company in a timely manner so as to enable the Company to print and distribute such materials within the time required by law. The Underwriter will provide the Company with a complete copy of an application to the SEC for exemptive or approval orders or any requests to the SEC staff for "no-action" positions (or similar filings with other regulatory agencies) that relate in any way to this Agreement prior to their being filed. Where appropriate, the Underwriter will provide the Company the opportunity to comment on the proposed filing.

3.2.    The Trust's prospectus shall state that the statement of additional information for the Trust is available from the Underwriter (or, in the Trust's discretion, the Prospectus shall state that such statement is available from the Trust).

3.3.    The Trust, at its expense, shall provide the Company with copies of its proxy material, if any, reports to shareholders and other communications to shareholders in such quantity as the Company shall reasonably require and the Company shall bear the costs of distributing them to existing Contract owners or participants.

3.4.    The Trust hereby notifies the Company that it is appropriate to include in the prospectuses pursuant to which the Contracts are offered disclosure regarding the potential risks of mixed and shared funding.

3.5.    To the extent required by law the Company shall:
(1)    solicit voting instructions from Contract owners or participants;

(2)    vote the Trust shares held in each Separate Account in accordance with instructions received from Contract owners or participants; and

(3)    vote Trust shares held in each Separate Account for which no timely instructions have been received, in the same proportion as Trust shares of such Fund for which instructions have been received from the Company's Contract owners or participants;

for so long as and to the extent that the 1940 Act requires pass-through voting privileges for variable contract owners. The Company reserves the right to vote Trust shares held in any segregated asset account in its own right, to the extent permitted by law. Participating Insurance Companies shall be responsible for assuring that each of their separate accounts participating in the Trust calculates voting privileges in a manner consistent with other Participating Insurance Companies and as required by the Mixed and Shared Funding Order. The Trust will notify the Company of any changes of interpretation or amendment to the Mixed and Shared Funding Order.

3.6.    The Trust will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular, the Trust will either provide for annual meetings (except to the extent that the Commission may interpret Section 16 of the 1940 Act not to require such meetings) or comply with Section 16(c) of the 1940 Act (although the Trust is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b) of the 1940 Act. Further, the Trust will act in accordance with the Commission's interpretation of the requirements of Section 16(a) with respect to periodic elections of Trustees and with whatever rules the Commission may promulgate with respect thereto.

ARTICLE IV    Sales Material and Information

4.1.    The Company shall furnish, or shall cause to be furnished, to the Trust or the Underwriter, each piece of sales literature or other promotional material in which the Trust or the Trust's investment manager, sub-advisers or Underwriter is named, at least five business days prior to its use. No such material shall be used if the Trust or the Underwriter reasonably objects in writing to such use within five business days after receipt of such material.

4.2.    The Company represents and agrees that sales literature for the Contracts prepared by the Company or its affiliates will be consistent with every law, rule, and regulation of any regulatory agency or self-regulatory agency that applies to the Contracts or to the sale of the Contracts, including, but not limited to, NASD Conduct Rule 2210 and IM-2210-2 thereunder.

4.3.    The Company shall not give any information or make any representations or statements on behalf of the Trust or concerning the Trust in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Trust shares as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust or by the Underwriter, except with the permission of the Trust or the Underwriter. The Trust and the Underwriter agree to respond to any request for approval on a prompt and timely basis. The Company shall adopt and implement procedures reasonably designed to ensure that information concerning the Trust, the Underwriter, or any of their affiliates which is intended for use by brokers or agents selling the Contracts (i.e., information that is not intended for distribution to Contract owners or prospective Contract owners) is so used, and neither the Trust, the Underwriter, nor any of their affiliates shall be liable for any losses, damages, or expenses relating to the improper use of such broker only materials by agents of the Company or its affiliates who are unaffiliated with the Trust or the Underwriter. The parties hereto agree that this Section 4.3 is not intended to designate nor otherwise imply that the Company is an underwriter or distributor of the Trust's shares.

4.4.    The Trust or the Underwriter shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company, its Separate Account, or the Contracts are named, at least five business days prior to its use. No such material shall be used if the Company reasonably objects in writing to such use within five business days after receipt of such material.

4.5.    The Trust represents and agrees that sales literature for the Trust prepared by the Trust or its affiliates in connection with the sale of the Contracts will be consistent with every law, rule, and Regulation of any regulatory agency or self regulatory agency that applies to the Trust or to the sale of Trust shares, including, but not limited to, NASD Conduct Rule 2210 and IM-2210-2 thereunder.

4.6.    The Trust and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, each Separate Account, or the Contracts other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in published reports for each Separate Account which are in the public domain or approved by the Company for distribution to Contract owners or participants, or in sales literature or other promotional material approved by the Company, except with the permission of the Company. The Company agrees to respond to any request for approval on a prompt and timely basis. The Trust and the Underwriter shall mark information produced by or on behalf of the Trust "FOR BROKER USE ONLY" which is intended for use by brokers or agents selling the Contracts (i.e., information that is not intended for distribution to Contract owners or prospective Contract owners) is so used, and neither the Company nor any of its affiliates shall be liable for any losses, damages, or expenses arising on account of the use by brokers of such information with third parties in the event that is not so marked.

4.7.    The Trust will provide to the Company and the Company shall provide to the Trust, at least one complete copy of all registration statements, prospectuses, statements of additional information, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Trust or its shares, or the Company's Contracts, respectively, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

4.8.    The Company and the Trust shall promptly inform the other of the results of any examination by the SEC (or other regulatory authorities) that relates to the Contracts, the Trust or its shares, and the party that was the subject of the exam shall provide the other party with a copy of relevant portions of, or a written summary of relevant issues raised by, any "deficiency letter" or other correspondence or written report regarding any such examination.

4.9.    For purposes of this Article IV, the phrase "sales literature or other promotional material" includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports, and proxy materials and any other material constituting sales literature or advertising under NASD Conduct Rules, the 1940 Act or the 1933 Act.

4.10.    No party shall use another party's names, logos, trademarks or service marks, whether registered or unregistered, without the prior written consent of such other party, provided that separate consent is not required hereunder to the extent that such consent to use has previously been given by a party under section 11.11 of this Agreement.

ARTICLE V    Fees and Expenses

5.1.    The Trust and Underwriter shall pay no fee or other compensation to the Company under this Agreement, except subject to Rule 12b-1 Plan to finance distribution expenses, in which case, subject to obtaining any required exemptive orders or other regulatory approvals, the Underwriter may make payments to the Company or to the underwriter for the Contracts if and in amounts agreed to by the Underwriter in writing. Each party, however, shall, in accordance with the allocation of expenses specified in this Agreement, reimburse other parties for expenses initially paid by one party but allocated to another party. In addition, nothing herein shall prevent the parties hereto from otherwise agreeing to perform, and arranging for appropriate compensation for, other services relating to the Trust and/or to the Separate Accounts.

5.2.    All expenses incident to performance by the Trust of this Agreement shall be paid by the Trust to the extent permitted by law. All Trust shares will be duly authorized for issuance and registered in accordance with applicable federal law and applicable state law, prior to sale. The Trust shall bear the expenses for the cost of registration and qualification of the Trust's shares, preparation and filing of the Trust's prospectus and registration statement, Trust proxy materials and reports, printing proxy materials and annual reports for existing Contract owners, setting in type the Trust's prospectuses, the preparation of all statements and notices required by any federal or state law, all taxes on the issuance or transfer of the Trust's shares, and any expenses permitted to be paid or assumed by the Trust pursuant to any Rule 12b-1 Plan under the 1940 Act duly adopted by the Trust.

5.3.    The Company shall bear the expenses of printing and distributing the Trust prospectuses in connection with new sales of Contracts and of distributing the Trust's shareholder reports to Contract owners. The Company shall bear all expenses associated with the registration, qualification, and filing of the Contracts under applicable federal securities and state insurance laws; the cost of preparing, printing, and distributing the Contracts' prospectuses and statements of additional information; and the cost of printing and distributing annual individual account statements for Contract owners as required by state insurance laws.

ARTICLE VI    Diversification

6.1.    The Trust will at all times invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as variable contracts under the Internal Revenue Code and the regulations issued thereunder. Without limiting the scope of the foregoing, the Trust will comply with Section 817(h) of the Internal Revenue Code and Treasury Regulation 1. 817-5, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications to such Section or Regulations or successors thereto.

ARTICLE VII    Potential Conflicts

7.1.    If and to the extent that the Trust engages in mixed and shared funding as contemplated by exemptive relief provided by the SEC and applicable to the Trust, this Article VII shall apply.

7.2.    The Board of Trustees of the Trust (the "Trust Board") will monitor the Trust for the existence of any material irreconcilable conflict among the interests of the Contract owners of all separate accounts investing in the Trust. A material irreconcilable conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Fund are being managed; (e) a difference in voting instructions given by variable annuity contract owners, variable life insurance contract owners, and trustees of qualified pension or retirement plans; (f) a decision by a Participating Insurance Company to disregard the voting instructions of Contract owners; or (g) if applicable, a decision by a qualified pension or retirement plan to disregard the voting instructions of plan participants. The Trust Board shall promptly inform the Company if it determines that a material irreconcilable conflict exists and the implications thereof. A majority of the Trust Board shall consist of Trustees who are not "interested persons" of the Trust.

7.3.    The Company has reviewed a copy of the Mixed and Shared Funding Order, and in particular, has reviewed the conditions to the requested relief set forth therein. The Company agrees to assist the Trust Board in carrying out its responsibilities under the Mixed and Shared Funding Order, by providing the Trust Board with all information reasonably necessary for the Trust Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Trust Board whenever Contract owner voting instructions are disregarded. The Trust Board shall record in its minutes or other appropriate records, all reports received by it and all action with regard to a conflict.

7.4.    If it is determined by a majority of the Trust Board, or a majority of its disinterested Trustees, that a material irreconcilable conflict exists, the Company shall, at its expense and to the extent reasonably practicable (as determined by a majority of the disinterested Trustees), take whatever steps are necessary to remedy or eliminate the material irreconcilable conflict, up to and including: (a) withdrawing the assets allocable to some or all of the Separate Accounts from the relevant Fund and reinvesting such assets in a different investment medium, including another Fund, or in the case of insurance company participants submitting the question as to whether such segregation should be implemented by a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity Contract owners or life insurance Contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change; and (b) establishing a new registered management investment company or managed separate account.

7.5.    If the Company's disregard of voting instructions could conflict with the majority of Contract owner voting instructions, and the Company's judgment represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the Separate Account's investment in the Trust and terminate this Agreement with respect to such Separate Account, and no charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal and termination shall take place within sixty (60) days after written notice is given that this provision is being implemented, subject to applicable law but in any event consistent with the terms of the Mixed and Shared Funding Order. Until such withdrawal and termination is implemented, the Underwriter and the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust. Such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of disinterested Trustees.

7.6.    If a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state insurance regulators, then the Company will withdraw the Separate Account's investment in the Trust and terminate this Agreement with respect to such Separate Account within sixty (60) days after the Trust informs the Company of a material irreconcilable conflict, subject to applicable law but in any event consistent with the terms of the Mixed and Shared Funding Order. Until such withdrawal and termination is implemented, the Underwriter and the Trust shall continue to accept and implement orders by the Company for the purchase and redemption of shares of the Trust. Such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of disinterested Trustees.

7.7.    For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Trust Board shall determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Trust or the Underwriter be required to establish a new funding medium for the Contracts. The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the material irreconcilable conflict.

7.8.    The Trust Board's determination of the existence of a material irreconcilable conflict and its implication will be made known in writing to the Company.

7.9.    The Company shall at least annually submit to the Trust Board such reports, materials, or data as the Trust Board may reasonably request so that the Trustees may fully carry out the duties imposed upon the Trust Board by the Mixed and Shared Funding Order, and said reports, materials and data shall be submitted more frequently if deemed appropriate by the Trust Board.

7.10    If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3(T) is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Mixed and Shared Funding Order) on terms and conditions materially different from those contained in the Mixed and Shared Funding Order, the Trust and/or the Company, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable.

ARTICLE VIII    Indemnification

8.1.    Indemnification By The Company

            (a)     The Company agrees to indemnify and hold harmless the Trust, the Underwriter, and each of the Trust's or the Underwriter's directors, officers, employees, or agents and each person, if any, who controls the Trust or the Underwriter within the meaning of such terms under the federal securities laws (collectively, the "indemnified parties" for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company), or litigation (including reasonable legal and other expenses), to which the indemnified parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Contracts and:

            (1)    arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statements, prospectuses or statements of additional information for the Contracts or contained in the Contracts, or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify shall not apply as to any indemnified party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Trust or Underwriter for use in the registration statement, prospectus or statement of additional information for the Contracts, or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Trust shares; or

            (2)     out of or as a result of statements or representations by or on behalf of the Company (other than statements or representations contained in the Trust registration statement, Trust prospectus or sales literature or other promotional material of the Trust not supplied by the Company or persons under its control) or negligent, illegal or fraudulent conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Trust shares; or

            (3)     arise out of any untrue statement or alleged untrue statement of a material fact contained in the Trust's registration statement, prospectus, statement of additional information, or sales literature or other promotional material of the Trust or any amendment thereof, or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such a statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company or persons under its control; or

            (4)     arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

            (5)     arise out of any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach by the Company of this Agreement;

except to the extent provided in Sections 8.1(b) and 8.4 hereof. This indemnification shall be in addition to any liability which the Company may otherwise have.

            (b)     No party shall be entitled to indemnification by the Company if such loss, claim, damage, liability or litigation is due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of duty by the party seeking indemnification.

            (c)     The indemnified parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Trust shares or the Contracts or the operation of the Trust.

8.2.    Indemnification By the Underwriter

            (a)     The Underwriter agrees to indemnify and hold harmless the Company and each of its directors, officers, employees, or agents and each person, if any, who controls the Company within the meaning of such terms under the federal securities laws (collectively, the "indemnified parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter), or litigation (including reasonable legal and other expenses) to which the indemnified parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Contracts and:

            (1)     arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus, or statement of additional information for the Trust, or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify shall not apply as to any indemnified party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Underwriter or the Trust by or on behalf of the Company for use in the registration statement, prospectus, or statement of additional information for the Trust or in sales literature of the Trust (or any amendment or supplement thereto) or otherwise for use in connection with the sale of the Contracts or Trust shares; or

            (2)     arise out of or as a result of statements or representations (other than statements or representations contained in the Contracts or in the Contract or Trust registration statement, the Contract or Trust prospectus, statement of additional information, or sales literature or other promotional material for the Contracts or of the Trust not supplied by the Underwriter or persons under the control of the Underwriter) or negligent, illegal or fraudulent conduct of the Underwriter or persons under the control of the Underwriter, with respect to the sale or distribution of the Contracts or Trust shares; or

            (3)     arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, or sales literature or other promotional material covering the Contracts (or any amendment thereof or supplement thereto), or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Underwriter or persons under the control of the Underwriter; or

            (4)     arise as a result of any failure by the Underwriter to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification requirements and procedures related thereto specified in Article VI of this Agreement); or

            (5)     arise out of or result from any material breach of any representation and/or warranty made by the Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Underwriter;

except to the extent provided in Sections 8.2(b) and 8.4 hereof. This indemnification shall be in addition to any liability which the Underwriter may otherwise have.

            (b)     No party shall be entitled to indemnification by the Underwriter if such loss, claim, damage, liability or litigation is due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of duty by the party seeking indemnification.

            (c)     The indemnified parties will promptly notify the Underwriter of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Contracts or the operation of each Separate Account.

8.3.    Indemnification By the Trust

            (a)     The Trust agrees to indemnify and hold harmless the Company and each of its directors, officers, employees, or agents and each person, if any, who controls the Company within the meaning of such terms under the federal securities laws (collectively, the "indemnified parties" for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), or litigation (including reasonable legal and other expenses) to which the indemnified parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the operations of the Trust and sale or acquisition of the Trust's shares and:

            (1)     arise out of or are based upon any untrue statement or alleged untrue statement by the Trust or persons under the control of the Trust of any material fact contained in the registration statement, prospectus, or statement of additional information for the Trust, (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; or

            (2)     arise as a result of any failure by the Trust to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification requirements and procedures related thereto specified in Article VI of this Agreement); or

            (3)     arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

except to the extent provided in Sections 8.3(b) and 8.4 hereof. This indemnification shall be in addition to any liability which the Trust may otherwise have.

            (b)     No party shall be entitled to indemnification by the Trust if such loss, claim, damage, liability or litigation is due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of duty by the party seeking indemnification.

            (c)     The indemnified parties will promptly notify the Trust of the commencement of any litigation or proceedings against it in connection with the issuance or sale of the Contracts or the operation of each Separate Account.

8.4    Indemnification Procedure

            Any person obligated to provide indemnification under this Article VIII ("indemnifying party" for the purpose of this Section 8.4) shall not be liable under the indemnification provisions of this Article VIII with respect to any claim made against a party entitled to indemnification under this Article VIII ("indemnified party" for the purpose of this Section 8.4) unless such indemnified party shall have notified the indemnifying party in writing promptly after the summons or other first legal process giving information of the nature of the claim shall have been served upon such indemnified party (or after such party shall have received notice of such service on any designated agent), but failure to notify the indemnifying party of any such claim shall not relieve the indemnifying party from any liability which it may have to the indemnified party against whom such action is brought under the indemnification provision of this Article VIII, except to the extent that the failure to notify results in the failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of failure to give such notice. In case any such action is brought against the indemnified party, the indemnifying party will be entitled to participate, at its own expense, in the defense thereof. The indemnifying party also shall be entitled to assume the defense thereof, with counsel approved by the party named in the action, which approval shall not be unreasonably withheld. After notice from the indemnifying party to the indemnified party of the indemnifying party's election to assume the defense thereof, the indemnified party shall cooperate fully with the Company and shall bear the fees and expenses of any additional counsel retained by it, and the indemnifying party will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation, unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there is a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

            A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article VIII. The indemnification provisions contained in this Article VIII shall survive any termination of this Agreement.

 ARTICLE IX    Applicable Law

9.1.    This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of Delaware without giving effect to conflicts of laws provisions thereof.

9.2.    This Agreement shall be subject to the provisions of the 1933, 1934, and 1940 Acts, and the rules, regulations, and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant (including, but not limited to, the Mixed and Shared Funding Order) and the terms hereof shall be interpreted and construed in accordance therewith.

ARTICLE X    Termination

10.1.    This Agreement shall terminate automatically in the event of its assignment, unless made with written consent of each party; or:

            (a)     at the option of any party upon six months advance written notice to the other parties; or

            (b)     at the option of the Company if shares of the Funds delineated in Exhibit B are not reasonably available to meet the requirements of the Contracts as determined by the Company; or

            (c)     at the option of the Trust upon institution of formal proceedings against the Company by the NASD, the SEC, the insurance commission of any state or any other regulatory body, which would have a material adverse effect on the Company's ability to perform its obligations under this Agreement; or

            (d)     at the option of the Company upon institution of formal proceedings against the Trust, or its investment adviser, or the Underwriter by the NASD, the SEC, or any state securities or insurance department or any other regulatory body, which would have a material adverse effect on any of the Trust or Underwriter's or the Trust's investment adviser's ability to perform its obligations under this Agreement; or

            (e)     at the option of the Company or the Trust upon a determination by a majority of the Trust Board, or a majority of the disinterested Trustees, that a material irreconcilable conflict exists among the interests of (i) all contract owners of variable insurance products of all separate accounts, or (ii) the interests of the Participating Insurance Companies investing in the Trust as delineated in Article VII of this Agreement; or

            (f)     at the option of the Company if the Trust ceases to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code, or under any successor or similar provision, or if the Company reasonably believes that the Trust may fail to so qualify; or

            (g)     at the option of the Company if the Trust fails to meet the diversification requirements specified in Article VI hereof or if the Company reasonably believes that the Trust will fail to meet such requirements; or

            (h)     at the option of any party to this Agreement, upon another party's material breach of any provision of this Agreement; or

            (i)     at the option of the Company, if the Company determines in its sole judgment exercised in good faith, that either the Trust or the Underwriter has suffered a material adverse change in its business, operations, or financial condition since the date of this Agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the Company or the Contracts (including the sale thereof); or

            (j)     at the option of the Trust or Underwriter, if the Trust or Underwriter respectively, shall determine in its sole judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, or financial condition since the date of this Agreement or is the subject of material adverse publicity which is likely to have a material adverse impact upon the business and operations of the Trust or Underwriter; or

            (k)     subject to the Trust's compliance with Article VI hereof, at the option of the Trust in the event any of the Contracts are not issued or sold in accordance with applicable requirements of federal and/or state law. Termination shall be effective immediately upon such occurrence without notice.

10.2.    Notice Requirement

            (a)     In the event that any termination of this Agreement is based upon the provisions of Article VII, such prior written notice shall be given in advance of the effective date of termination as required by such provisions.

            (b)     In the event that any termination of this Agreement is based upon the provisions of Sections 10.l(b) - (d) or 10.1(g) - (i), prompt written notice of the election to terminate this Agreement for cause shall be furnished by the party terminating the Agreement to the non-terminating parties, with said termination to be effective upon receipt of such notice by the non-terminating parties.

            (c)     In the event that any termination of this Agreement is based upon the provisions of Sections 10.1(j) or 10. l(k), prior written notice of the election to terminate this Agreement for cause shall be furnished by the party terminating this Agreement to the nonterminating parties. Such prior written notice shall be given by the party terminating this Agreement to the non-terminating parties at least 30 days before the effective date of termination.

10.3.    It is understood and agreed that the right to terminate this Agreement pursuant to Section 10.1(a) may be exercised for any reason or for no reason.

10.4.    Effect of Termination

            (a)     Notwithstanding any termination of this Agreement pursuant to Section 10.1 of this Agreement and subject to Section 1.3 of this Agreement, the Company may require the Trust and the Underwriter to continue to make available additional shares of the Trust for so long after the termination of this Agreement as the Company desires pursuant to the terms and conditions of this Agreement as provided in paragraph (b) below, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Trust, redeem investments in the Trust and/or invest in the Trust upon the making of additional purchase payments under the Existing Contracts. The parties agree that this Section 10.4 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

            (b)     If shares of the Trust continue to be made available after termination of this Agreement pursuant to this Section 10.4, the provisions of this Agreement shall remain in effect except for Section 10.l(a) and thereafter the Trust, the Underwriter, or the Company may terminate the Agreement, as so continued pursuant to this Section 10.4, upon written notice to the other party, such notice to be for a period that is reasonable under the circumstances but need not be for more than 90 days.

10.5     The Company shall not redeem Fund shares attributable to the Contracts (as opposed to Fund shares attributable to the Company's assets held in the Account) except (i) as necessary to implement Contract Owner initiated or approved transactions, or (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption"). Upon request, the Company will promptly furnish to the Trust and the Underwriter the opinion of counsel for the Company (which counsel shall be reasonably satisfactory to the Trust and the Underwriter) to the effect that any redemption pursuant to clause (ii) above is a Legally Required Redemption. Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract Owners from allocating payments to a Fund that was otherwise available under the Contracts without first giving the Trust or the Underwriter 90 days notice of its intention to do so.

 ARTICLE XI    Notices

            Any notice shall be deemed duly given only if sent by hand, evidenced by written receipt or by certified mail, return receipt requested, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party. All notices shall be deemed given three business days after the date received or rejected by the addressee.

If to the Trust: Wells Fargo Variable Trust
111 Center Street
Little Rock, AK 72201

Attention: Richard H. Blank, Secretary
Copy: C. David Messman, Esq.
    Vice President & Senior Counsel
    Wells Fargo Bank
    Legal Department
633 Folsom Street - 7th Floor
San Francisco, CA 94107-3600

If to the Company: Principal Life Insurance Company
711 High Street
Des Moines, IA 50392-0300

Attention: Sarah Pitts, Counsel

If to the Underwriter:  Stephens Inc.
111 Center Street
Little Rock, AK 72201

Attention: Richard H. Blank, Vice President

ARTICLE XII    Miscellaneous

12.1.    All persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust.

12.2.    Subject to law and regulatory authority, each party hereto shall treat as confidential all information reasonably identified as such in writing by any other party hereto (including without limitation the names and addresses of the owners of the Contracts) and, except as contemplated by this Agreement, shall not disclose, disseminate, or utilize such confidential information until such time as it may come into the public domain without the express prior written consent of the affected party.

12.3.    The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.4.    This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

12.5.    If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

12.6    This Agreement shall not be assigned by any party hereto without the prior written consent of all the parties.

12.7.    Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD, and state insurance regulators) and shall permit each other and such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

12.8.    Each party represents that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate or trust action, as applicable, by such party and when so executed and delivered this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

12.9.    The parties to this Agreement may amend the schedules to this Agreement from time to time to reflect changes in or relating to the Contracts, the Separate Accounts or the Funds of the Trust.

12.10.    The Trust has filed a Certificate of Trust with the Secretary of State of the State of Delaware. The Company acknowledges that the obligations of or arising out of the Trust's Declaration of Trust are not binding upon any of the Trust's Trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of the Trust in accordance with its proportionate interest hereunder. The Company further acknowledges that the assets and liabilities of each Fund are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the Fund on whose behalf the Trust has executed this instrument. The Company also agrees that the obligations of each Fund hereunder shall be several and not joint, in accordance with its proportionate interest hereunder, and the Company agrees not to proceed against any Fund for the obligations of another Fund.

12.11.    Except as otherwise expressly provided in this Agreement, neither the Trust nor the underwriter nor any affiliate thereof shall use any trademark, trade name, service mark or logo of the Company or any of its affiliates, or any variation of any such trademark, trade name, service mark or logo, without the Company's prior consent, the granting of which shall be at the Company's sole option. Except as otherwise expressly provided in this Agreement, neither the Company nor any affiliate thereof shall use any trademark, trade name, service mark or logo of the Trust or of the Underwriter, or any variation of any such trademark, trade name, service mark or logo, without the prior consent of either the Trust or of the Underwriter, as appropriate, the granting of which shall be at the sole option of the Trust or of the Underwriter, as applicable.

            IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date first above written.

Wells Fargo Variable Trust

By: /s/ C. David Messman

Name: C. David Messman

Title: Secretary

Principal Life Insurance Company

By: /s/ David J. House

Name: David J. House

Title: Assistant Director

Stephens Inc.

By: /s/ Richard H. Blank

Name: Richard H. Blank

Title: Vice President

EXHIBIT A
Separate Accounts and Contracts
Subject to the Participation Agreement

Principal Life Insurance                                                          Company Principal Life Insurance Company
Separate Account B                                                               Variable Life Separate Account

(1) The Principal Variable Annuity                                          (1) PrinFlex Life Variable
                                                                                                   Life Insurance

(2) Principal Freedom Variable Annuity                                  (2) Survivorship Variable
                                                                                                   Universal Life Insurance

                                                                                              (3) Flexible Variable Life
                                                                                                    Insurance

                                                                                              (4) Principal Variable Universal Life
                                                                                                   Accumulator (VUL)

                                                                                              (5) Executive Variable Universal
                                                                                                    #9; Life Accumulator (EVUL)

EXHIBIT B
Funds Subject to the Participation Agreement

Wells Fargo Asset Allocation Fund
Wells Fargo Equity Income Fund
Wells Fargo Large Company Growth Fund

EX-99.B(m)

Appendix A

Funds of Wells Fargo Variable Trust Covered by This Agreement

Variable Trust Funds
Asset Allocation Fund
Corporate Bond Fund
Equity Income Fund
Equity Value Fund
Growth Fund
International Equity Fund
Large Company Growth Fund
Money Market Fund
Small Cap Growth Fund

            Each of the Funds is subject to a maximum 0.25% distribution fee.

Approved by Board of Trustees: March 26, 1999.

Most recent annual approval date: August 6, 2002.